UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-8411

                            The James Advantage Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                  1349 Fairground Road, Beavercreek, Ohio 45385
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                 Barry R. James, P.O. Box 8, Alpha, Ohio, 45301
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (937) 426-7640

Date of fiscal year end: 6/30

Date of reporting period: 6/30/05

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Reports to Stockholders.

--------------------------------------------------------------------------------

                                   ----------
                                      JAMES
                                    ADVANTAGE
                                      FUNDS
                                   ----------

                   Advised by James Investment Research, Inc.

                               www.jamesfunds.com


                                       o

                                 June 30, 2005
                                 Annual Report

                                       o



                                James Balanced:
                              Golden Rainbow Fund

                           The James Small Cap Fund

                         The James Market Neutral Fund

                             The James Equity Fund


--------------------------------------------------------------------------------

LETTER TO SHAREHOLDERS
OF THE JAMES ADVANTAGE FUNDS
================================================================================

The economy remained steady in the last year, and the employment picture continued to improve. In addition, consumers and home buyers have shown a steady appetite. This was a challenging time for investing and investors, but our approach and focus on research continued to show its value. We are pleased to present this year's Annual Report.

The Market over the Past Year

The stock market took a number of interesting twists and turns. It began the fiscal year on a down note, but recovered rapidly at the conclusion of the elections. However, calendar 2005 commenced in very shaky fashion, and it wasn't until the end of April that the markets were able to mount a concerted rebound. Once again, smaller stocks led the way in the last 12 months, with the Russell 2000 Index advancing 9.55 percent, while the Standard & Poor's 500 Index returned 6.32 percent. However, the Dow Jones Industrial Average did not do as well, returning only 0.65 percent. Once again it was a period when value outperformed growth investing. In the 12 months ending June 30, 2005, the market was led by stocks in home building, oil and gas, managed health and utility industries.

On the fixed income side, bonds also went on a wild ride as the Federal Reserve raised the Fed Funds rate nine times. The 10 year Treasury bond, which had fallen below 4 percent, at one point surged back up above 4.6 percent, but at the end of the reporting period was once again trading at less than 4 percent. The Lehman Brothers Intermediate Government/Credit Bond Index returned 4.8 percent in spite of Fed rate hikes for short term obligations.

Investment Goals and Objectives

The objectives and philosophy of James Investment Research, Inc. fit well in this volatile time. We maintain an eye toward value investing with an approach we consider more conservative than most managers.

We strive to outperform each Fund's benchmark index (see pages 3 and 4). The objectives of each Fund are stated more fully in the Prospectus, which provides investors with information on the risk levels and performance of each Fund. The research team and portfolio managers of James Investment Research, Inc. take a personal interest in the Funds' performance, and we believe this has contributed to our success during these volatile times.

Investment Philosophy

James Investment Research, Inc. is proud of its long tradition of original research. Quantitative in nature and rooted in fundamental analysis, this research decried phenomenally high stock valuations in 1999. The faithful belief in value investing has reaped its rewards in the years that followed.

We believe that the coming years will reward value investing, and are confident that our research will continue to show the way to superior returns. Of course, we cannot guarantee results. But we note there are many strong companies with growing earnings, even in these uncertain times. These hidden gems are waiting to be discovered by those with the ability and resolve to find them.

Fund Performance

The James Balanced: Golden Rainbow Fund continued on a positive path in the last year. The Fund returned 14.56 percent over the 12 months ended June 30, 2005. The benchmark Standard & Poor's 500 Index rose 6.32 percent, and a blend of the Standard & Poor's 500 Index, Russell 2000 Index and Lehman Brothers Intermediate Government/Credit Bond Index, which more closely approximates the Fund's investments, returned 6.37 percent. The fund changed its name during the year by adding "Balanced" to more clearly reflect its strategy.

The Fund's strong returns were a result of our ability to take advantage of the market's volatility, along with our focus on value stocks. The fact that we do carry smaller and mid-cap stocks with a value orientation definitely helped in the past year. In addition, our large weighting in high quality bonds also added to the stability and return of the Fund.

The James Small Cap Fund once again posted excellent results. During the 12 months ended June 30, 2005, it returned 15.39 percent. The Fund's benchmark, the Russell 2000 Index, rose 9.55 percent in the same time period. The outstanding performance over the last several years has led to the Fund being noted in some national publications. Our proprietary evaluation methodology once again proved its worth in a time when common sense investing is growing in its power to properly determine value. Firms that are selling at reasonable multiples, and have good earnings continue to find investors' dollars, and are featured in your Fund.

The James Market Neutral Fund rose 11.34 percent over the 12 months ended June 30, 2005. The Fund's benchmark, the 90 Day Treasury Bill Index, returned 2.15 percent over this period. In spite of periodic rallies in the market, which could have been unsettling to a market neutral style, the Fund managed to maintain a fairly steady advance, as the portfolio managers continued to be successful in identifying undervalued and overvalued securities.

Our research continues to find undervalued and overvalued securities. The volatility in the market in the past 12 months provided great opportunities for both longs and shorts, and this, we believe, is a beneficial environment for a market neutral approach.

The James Equity Fund gained 20.96 percent during the 12 months ended June 30, 2005. It far surpassed its benchmark, the S&P 500 Index, which rose 6.32 percent. This Fund also received acclaim in national publications, due to its outstanding returns. The Equity Fund was aided by good holdings in the oil and utility sector, but also the rising tide of stocks that meet our value criteria.

The Fund's name was changed in the last year (from the James Large Cap Plus
Fund), and it now is an all capitalization fund. We continue to follow the investment objectives of the Fund, and look for securities that meet our criteria of solid earnings, reasonable prices, and good relative strength.

Expectations for the Future

The Federal Reserve raised rates nine times, and continue to constrain the money supply. We have seen the dollar rebound strongly against a basket of global currencies, and many of our leading indicators are pointing to a further slowdown in the economy. Earnings have remained decent so far in 2005, but we are seeing an erosion in the growth rate of earnings that helped push the markets higher in previous years. Also, it is the year after a Presidential election, which is typically the worst for the economy and for stocks. We no longer see an emphasis on tax cuts or other stimulative measures, which would give the markets an added boost.

We expect the markets to remain volatile, and we think it will be a difficult time for stocks to make a great deal of progress. We could see significant swings. Fortunately, value stocks have historically led the market in these post election years, and we will look for the best sectors and the best companies to try to minimize the impact of this volatility.

The bond market continues to look favorable for bond holders. While rates recently appeared to stabilize at lower levels, we believe this is not the end of the rally in bonds. In spite of the Fed's rate hikes, we expect the trend of lower long term rates to remain. We don't see much of a problem with inflation; and with the cooling of the economy, bonds should provide a safe haven for investors.

We are thankful for your support through the years and we think our experience over the last 33 years is a valuable component to our success in managing assets. We believe our experience and methodology are essential to weathering difficult markets.

We are proud of our recent success and asset growth in the Funds. We remain optimistic about their prospects.

/s/ Barry R. James
------------------------
Barry R. James, CFA, CIC
President

        Comparison of the Change in Value of a $10,000 Investment in the James Balanced: Golden Rainbow Fund, Standard & Poor's 500 Index
                        and a Blended 25/25/50 Index(A)

                      James Balanced: Golden Rainbow Fund
                          Average Annual Total Returns

                    1 Year         5 Years         10 Years
                    14.56%           7.87%           8.57%

                                  [LINE CHART]

                 James Balanced:      Standard & Poor's    Blended 25/25/50
               Golden Rainbow Fund       500 Index               Index
               -------------------       ---------               -----
  06/30/95           10,000               10,000                10,000
  09/30/95           10,321               10,795                10,528
  12/31/95           10,708               11,445                10,929
  03/31/96           10,684               12,059                11,170
  06/30/96           10,776               12,600                11,470
  09/30/96           10,926               12,990                11,670
  12/31/96           11,639               14,072                12,208
  03/31/97           11,714               14,450                12,125
  06/30/97           12,559               16,972                13,324
  09/30/97           13,278               18,244                14,249
  12/31/97           13,129               18,768                14,384
  03/31/98           13,748               21,385                15,360
  06/30/98           13,748               22,092                15,453
  09/30/98           13,531               19,894                14,637
  12/31/98           14,808               24,131                16,035
  03/31/99           14,579               25,333                16,002
  06/30/99           14,844               27,119                16,874
  09/30/99           14,793               25,426                16,422
  12/31/99           15,314               29,209                17,794
  03/31/00           15,537               29,879                18,345
  06/30/00           15,583               29,085                18,205
  09/30/00           16,056               28,803                18,473
  12/31/00           16,016               26,549                18,134
  03/31/01           15,687               23,401                17,609
  06/30/01           15,948               24,770                18,555
  09/30/01           15,855               21,134                17,336
  12/31/01           16,424               23,392                18,721
  03/31/02           16,787               23,457                18,899
  06/30/02           16,802               20,313                18,207
  09/30/02           16,024               16,803                16,859
  12/31/02           16,294               18,221                17,617
  03/31/03           15,955               17,647                17,413
  06/30/03           17,533               20,363                19,340
  09/30/03           18,139               20,903                19,905
  12/31/03           19,262               23,449                21,240
  03/31/04           19,898               23,845                21,925
  06/30/04           19,868               24,255                21,768
  09/30/04           20,480               23,801                21,805
  12/31/04           21,762               25,998                23,124
  03/31/05           22,091               25,440                22,591
  06/30/05           22,762               25,788                23,192

Past performance is not predictive of future results.

(A) The Blended Index is comprised of a 25% weighting in the Standard & Poor's 500 Index, a 25% weighting in the Russell 2000 Index and a 50% weighting in the Lehman Brothers Intermediate Government/Credit Index.


          Comparison of the Change in Value of a $10,000 Investment in The James Small Cap Fund and Russell 2000 Index

                            The James Small Cap Fund
                          Average Annual Total Returns

                     1 Year     5 Years     Since Inception(A)
                     15.39%      15.53%           12.30%

                                  [LINE CHART]

                                 The James
                             Small Cap Fund (NAV)       Russell 2000 Index
                             --------------------       ------------------
10/02/98                           10,000                     10,000
10/31/98                           11,060                     10,808
11/30/98                           11,080                     11,374
12/31/98                           11,314                     12,078
01/31/99                           11,144                     12,239
02/28/99                           10,114                     11,247
03/31/99                           10,114                     11,423
04/30/99                           11,114                     12,446
05/31/99                           11,364                     12,628
06/30/99                           11,874                     13,199
09/30/99                            9,884                     12,365
12/31/99                           10,134                     14,645
03/31/00                            9,824                     15,682
06/30/00                           10,614                     15,089
09/30/00                           10,514                     15,257
12/31/00                           10,644                     14,203
03/31/01                           10,064                     13,278
06/30/01                           11,034                     15,175
09/30/01                            9,723                     12,020
12/31/01                           11,217                     14,556
03/31/02                           12,298                     15,135
06/30/02                           12,097                     13,871
09/30/02                           10,716                     10,903
12/31/02                           10,948                     11,574
03/31/03                           10,859                     11,055
06/30/03                           13,574                     13,644
09/30/03                           14,302                     14,882
12/31/03                           16,822                     17,043
03/31/04                           18,750                     18,110
06/30/04                           18,932                     18,195
09/30/04                           18,101                     17,675
12/31/04                           21,227                     20,165
03/31/05                           20,490                     19,089
06/30/05                           21,844                     19,913

Past performance is not predictive of future results.

(A)   Fund inception was October 2, 1998.


The performance of the above Funds does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

          Comparison of the Change in Value of a $10,000 Investment in The James Market Neutral Fund and 90-Day U.S. Treasury Bill Index

                         The James Market Neutral Fund
                          Average Annual Total Returns

                      1 Year      5 Years      Since Inception(A)
                      11.34%       5.38%            4.10%

                                  [LINE CHART]

                                  The James                90-Day Treasury
                              Market Neutral Fund             Bill Index
                              -------------------             ----------
  10/02/98                          10,000                      10,000
  10/31/98                           9,880                      10,035
  11/30/98                          10,170                      10,068
  12/31/98                          10,195                      10,108
  01/31/99                           9,994                      10,144
  02/28/99                           9,853                      10,173
  03/31/99                           9,803                      10,214
  04/30/99                           9,551                      10,251
  05/31/99                           9,441                      10,291
  06/30/99                           9,426                      10,334
  09/30/99                           9,279                      10,465
  12/31/99                           9,090                      10,595
  03/31/00                           9,685                      10,743
  06/30/00                          10,087                      10,906
  09/30/00                          10,710                      11,070
  12/31/00                          10,574                      11,250
  03/31/01                          10,595                      11,420
  06/30/01                          10,769                      11,548
  09/30/01                          10,764                      11,673
  12/31/01                          10,749                      11,747
  03/31/02                          11,155                      11,798
  06/30/02                          11,529                      11,852
  09/30/02                          11,849                      11,905
  12/31/02                          10,920                      11,956
  03/31/03                          11,220                      11,993
  06/30/03                          10,653                      12,033
  09/30/03                          11,006                      12,062
  12/31/03                          11,273                      12,093
  03/31/04                          11,786                      12,122
  06/30/04                          11,775                      12,151
  09/30/04                          12,074                      12,196
  12/31/04                          12,246                      12,254
  03/31/05                          13,069                      12,324
  06/30/05                          13,111                      12,412

Past performance is not predictive of future results.

(A)   Fund inception was October 2, 1998.


          Comparison of the Change in Value of a $10,000 Investment in The James Equity Fund and Standard & Poor's 500 Index

                              The James Equity Fund
                          Average Annual Total Returns

                        1 Year     5 Years   Since Inception(A)
                        20.96%     (8.01%)         (1.86%)

                                  [LINE CHART]

                           The James                  Standard & Poor's
                        Equity Fund (NAV)                 500 Index
                        -----------------                 ---------
  11/01/99                   10,000                        10,000
  11/30/99                   10,800                        10,203
  12/31/99                   12,260                        10,804
  01/31/00                   10,970                        10,262
  02/29/00                   13,850                        10,068
  03/31/00                   14,550                        11,052
  04/30/00                   13,750                        10,720
  05/31/00                   12,300                        10,500
  06/30/00                   13,650                        10,759
  09/30/00                   13,040                        10,655
  12/31/00                    9,210                         9,821
  03/31/01                    7,720                         8,657
  06/30/01                    7,650                         9,163
  09/30/01                    6,290                         7,818
  12/31/01                    6,965                         8,653
  03/31/02                    6,930                         8,677
  06/30/02                    6,633                         7,515
  09/30/02                    5,585                         6,216
  12/31/02                    5,582                         6,741
  03/31/03                    5,559                         6,528
  06/30/03                    6,226                         7,533
  09/30/03                    6,272                         7,733
  12/31/03                    7,070                         8,674
  03/31/04                    7,292                         8,821
  06/30/04                    7,433                         8,973
  09/30/04                    7,615                         8,805
  12/31/04                    8,636                         9,618
  03/31/05                    8,605                         9,411
  06/30/05                    8,990                         9,540

Past performance is not predictive of future results.

(A)   Fund inception was November 1, 1999.


The performance of the above Funds does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

THE JAMES ADVANTAGE FUNDS
REPRESENTATION OF PORTFOLIOS OF INVESTMENTS
June 30, 2005 (Unaudited)
================================================================================

The illustrations below provide the industry sectors for the James Balanced:
Golden Rainbow Fund, The James Small Cap Fund, The James Market Neutral Fund, and The James Equity Fund.

James Balanced: Golden Rainbow Fund
Industry Sector Allocation (% of Net Assets)

[PIE CHART]

BASIC MATERIALS - 3.8%
CONSUMER, CYCLICAL - 4.5%
CONSUMER, NON-CYCLICAL - 7.4%
ENERGY - 4.7%
FINANCIAL - 6.1%
INDUSTRIAL - 4.3%
TECHNOLOGY - 6.0%
UTILITIES - 6.6%
INTERNATIONAL EQUITY FUNDS - 1.1%
BONDS (over 10 years) - 11.2%
BONDS (2-10 years) - 30.3%
BONDS (less than 2 years) - 9.5%
CASH EQUIVALENT - 3.7%
OTHER - 0.8%


The James Small Cap Fund
Industry Sector Allocation (% of Net Assets)

[PIE CHART]

BASIC MATERIALS - 9.6%
CONSUMER, CYCLICAL - 18.0%
CONSUMER, NON-CYCLICAL - 14.0%
ENERGY - 5.9%
FINANCIAL - 14.0%
INDUSTRIAL - 7.7%
TECHNOLOGY - 17.7%
UTILITIES - 9.6%
BONDS - 7.3%
CASH EQUIVALENT - 1.5%
OTHER - (5.3%)

THE JAMES ADVANTAGE FUNDS
REPRESENTATION OF PORTFOLIOS OF INVESTMENTS
(Continued)
================================================================================

The James Market Neutral Fund
Industry Sector Allocation (% of Net Assets)
(Cash and Cash Equivalents not included)

[BAR CHART]
                                        Longs           Shorts
                                        -----           ------
BASIC MATERIALS                          3.3%            3.6%
CONSUMER CYCLICAL                       14.9%           13.9%
CONSUMER, NON-CYCLICAL                  10.5%            8.9%
ENERGY                                   7.6%            4.9%
FINANCIAL                                7.3%            8.8%
INDUSTRIAL                               4.0%            4.2%
TECHNOLOGY                              15.8%           14.0%
UTILITIES                                6.2%            1.7%


The James Equity Fund
Industry Sector Allocation (% of Net Assets)

[PIE CHART]

BASIC MATERIALS - 10.2%
CONSUMER, CYCLICAL - 14.8%
CONSUMER, NON-CYCLICAL - 15.4%
ENERGY - 8.9%
FINANCIAL - 10.5%
INDUSTRIAL - 10.0%
TECHNOLOGY - 13.3%
UTILITIES - 14.5%
CASH EQUIVALENT - 2.4%

THE JAMES ADVANTAGE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2005
================================================================================

                                                                 James
                                                                Balanced:        The James         The James          The James
                                                             Golden Rainbow      Small Cap       Market Neutral         Equity
                                                                  Fund             Fund              Fund               Fund
                                                              ------------      ------------      ------------       ------------
ASSETS
Investment securities:
   At amortized cost ...................................      $124,993,524      $ 51,678,381      $ 35,721,801       $ 14,246,267
                                                              ============      ============      ============       ============
   At value ............................................      $146,402,460      $ 57,374,991      $ 40,906,766       $ 16,834,349
Segregated cash with brokers ...........................                --                --        36,156,084                 --
Dividends and interest receivable ......................         1,174,372            40,023            71,219             17,088
Receivable for capital shares sold .....................           678,475           699,191           164,946             18,859
Other assets ...........................................            21,056                --                --                 --
                                                              ------------      ------------      ------------       ------------
      TOTAL ASSETS .....................................       148,276,363        58,114,205        77,299,015         16,870,296
                                                              ------------      ------------      ------------       ------------

LIABILITIES
Dividends payable ......................................            16,116                --                --                441
Payable for securities sold short (proceeds $27,638,415)                --                --        28,378,690                 --
Payable for dividends on securities sold short .........                --                --            14,108                 --
Payable for capital shares redeemed ....................           152,925           372,863            68,398             17,097
Payable for securities purchased .......................           358,430         3,192,276         1,464,702                 --
Accrued expenses:
   Management fees .....................................            85,486            51,794            61,560             16,059
   12b-1 distribution and service fees .................            12,709             8,330             8,628              3,206
   Trustees' fees ......................................             1,993                --                --                 --
   Other ...............................................            43,482                --                --                 --
                                                              ------------      ------------      ------------       ------------
      TOTAL LIABILITIES ................................           671,141         3,625,263        29,996,086             36,803
                                                              ------------      ------------      ------------       ------------

NET ASSETS .............................................      $147,605,222      $ 54,488,942      $ 47,302,929       $ 16,833,493
                                                              ============      ============      ============       ============

NET ASSETS CONSIST OF:
Paid-in capital ........................................      $120,223,160      $ 48,248,109      $ 44,693,623       $ 17,434,960
Undistributed net investment income ....................             2,865           133,040            22,402                  1
Accumulated net realized gains (losses) from
   security transactions ...............................         5,970,261           411,183        (1,857,786)        (3,189,550)
Net unrealized appreciation on investments .............        21,408,936         5,696,610         4,444,690          2,588,082
                                                              ------------      ------------      ------------       ------------
NET ASSETS .............................................      $147,605,222      $ 54,488,942      $ 47,302,929       $ 16,833,493
                                                              ------------      ------------      ------------       ------------

Shares of beneficial interest outstanding (unlimited
   number of shares authorized, no par value) ..........         8,591,430         2,662,987         3,855,755          1,894,365
                                                              ============      ============      ============       ============
Net asset value, offering price and redemption
   price per share .....................................      $      17.18      $      20.46      $      12.27       $       8.89
                                                              ============      ============      ============       ============

See accompanying notes to financial statements.

THE JAMES ADVANTAGE FUNDS
STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2005
================================================================================

                                                                 James
                                                                Balanced:       The James       The James         The James
                                                             Golden Rainbow     Small Cap     Market Neutral        Equity
                                                                  Fund            Fund            Fund               Fund
                                                              -----------      -----------      -----------       -----------
INVESTMENT INCOME
   Dividends (Net of withholding taxes of $2,512,
      $221, $520, $785 respectively) ...................      $   657,443      $   561,627      $   439,332       $   170,927
   Interest ............................................        2,338,315           11,895           78,928             3,566
                                                              -----------      -----------      -----------       -----------
      TOTAL INVESTMENT INCOME ..........................        2,995,758          573,522          518,260           174,493
                                                              -----------      -----------      -----------       -----------

EXPENSES
   Management fees .....................................          747,217          358,200          345,534           118,148
   12b-1 distribution and service fees .................          252,438           73,882           53,452            25,641
   Dividend expense on securities sold short ...........               --               --           88,472                --
   Administration fees .................................           69,212               --               --                --
   Professional fees ...................................           56,000               --               --                --
   Accounting services fees ............................           32,500               --               --                --
   Transfer agent fees .................................           38,500               --               --                --
   Postage and supplies ................................           21,200               --               --                --
   Custodian fees and expenses .........................           20,000               --               --                --
   Trustees' fees ......................................            6,000            8,400            8,400             8,400
   Registration fees ...................................           11,250               --               --                --
   Shareholder report printing and mailing .............            6,500               --               --                --
   Compliance fees and expenses ........................            4,689               --               --                --
   Other expenses ......................................           11,775               --               --                --
                                                              -----------      -----------      -----------       -----------
      TOTAL EXPENSES ...................................        1,277,281          440,482          495,858           152,189
                                                              -----------      -----------      -----------       -----------

NET INVESTMENT INCOME ..................................        1,718,477          133,040           22,402            22,304
                                                              -----------      -----------      -----------       -----------

REALIZED AND UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS
   Net realized gains from security transactions .......        6,852,704          411,183        1,378,774           523,127
   Net realized losses on closed short positions .......               --               --         (872,058)               --
   Net change in unrealized appreciation/depreciation
      on investments ...................................        5,094,050        1,340,299        1,087,201         1,321,992
                                                              -----------      -----------      -----------       -----------

NET REALIZED AND UNREALIZED GAINS
  ON INVESTMENTS .......................................       11,946,754        1,751,482        1,593,917         1,845,119
                                                              -----------      -----------      -----------       -----------

NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS ...........................      $13,665,231      $ 1,884,522      $ 1,616,319       $ 1,867,423
                                                              ===========      ===========      ===========       ===========

See accompanying notes to financial statements.

JAMES BALANCED:  GOLDEN RAINBOW FUND
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                                                Year                Year
                                                                                                Ended               Ended
                                                                                               June 30,            June 30,
                                                                                                 2005                2004
                                                                                             -------------       -------------
FROM OPERATIONS
   Net investment income ..............................................................      $   1,718,477       $   1,355,923
   Net realized gains on investments ..................................................          6,852,704           2,431,503
   Net change in unrealized appreciation/depreciation on investments ..................          5,094,050           5,616,025
                                                                                             -------------       -------------
Net increase in net assets from operations ............................................         13,665,231           9,403,451
                                                                                             -------------       -------------

FROM DISTRIBUTIONS TO SHAREHOLDERS
   Dividends from net investment income ...............................................         (1,715,612)         (1,355,926)
   Distributions from net realized gains ..............................................           (289,929)             (2,860)
                                                                                             -------------       -------------
Decrease in net assets from distributions to shareholders .............................         (2,005,541)         (1,358,786)
                                                                                             -------------       -------------

FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold ..........................................................         57,984,009          12,039,589
   Net asset value of shares issued in reinvestment of distributions to shareholders ..          1,951,160           1,316,516
   Payments for shares redeemed .......................................................         (7,882,492)         (6,677,222)
                                                                                             -------------       -------------
Net increase in net assets from capital share transactions ............................         52,052,677           6,678,883
                                                                                             -------------       -------------

TOTAL INCREASE IN NET ASSETS ..........................................................         63,712,367          14,723,548

NET ASSETS
   Beginning of year ..................................................................         83,892,855          69,169,307
                                                                                             -------------       -------------
   End of year ........................................................................      $ 147,605,222       $  83,892,855
                                                                                             =============       =============

UNDISTRIBUTED NET INVESTMENT INCOME ...................................................      $       2,865       $          --
                                                                                             =============       =============

SUMMARY OF CAPITAL SHARE ACTIVITY
   Shares sold ........................................................................          3,469,419             814,579
   Shares issued in reinvestment of distributions to shareholders .....................            117,897              88,282
   Shares redeemed ....................................................................           (485,412)           (455,525)
                                                                                             -------------       -------------
   Net increase in shares outstanding .................................................          3,101,904             447,336
   Shares outstanding, beginning of year ..............................................          5,489,526           5,042,190
                                                                                             -------------       -------------
   Shares outstanding, end of year ....................................................          8,591,430           5,489,526
                                                                                             =============       =============

See accompanying notes to financial statements.

THE JAMES SMALL CAP FUND
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                                             Year              Year
                                                                                             Ended             Ended
                                                                                            June 30,          June 30,
                                                                                              2005              2004
                                                                                          ------------       ------------
FROM OPERATIONS
   Net investment income ..............................................................   $    133,040       $      5,930
   Net realized gains on investments ..................................................        411,183          1,312,222
   Net change in unrealized appreciation/depreciation on investments ..................      1,340,299          2,281,240
                                                                                          ------------       ------------
Net increase in net assets from operations ............................................      1,884,522          3,599,392
                                                                                          ------------       ------------

FROM DISTRIBUTIONS TO SHAREHOLDERS
   Dividends from net investment income ...............................................             --             (5,930)
   Distributions from net realized gains ..............................................       (756,432)           (35,827)
                                                                                          ------------       ------------
Decrease in net assets from distributions to shareholders .............................       (756,432)           (41,757)
                                                                                          ------------       ------------

FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold ..........................................................     64,131,237          4,024,974
   Net asset value of shares issued in reinvestment of distributions to shareholders ..        743,313             39,152
   Payments for shares redeemed (A) ...................................................    (24,699,336)        (3,634,802)
                                                                                          ------------       ------------
Net increase in net assets from capital share transactions ............................     40,175,214            429,324
                                                                                          ------------       ------------

TOTAL INCREASE IN NET ASSETS ..........................................................     41,303,304          3,986,959

NET ASSETS
   Beginning of year ..................................................................     13,185,638          9,198,679
                                                                                          ------------       ------------
   End of year ........................................................................   $ 54,488,942       $ 13,185,638
                                                                                          ============       ============

UNDISTRIBUTED NET INVESTMENT INCOME ...................................................   $    133,040       $         --
                                                                                          ============       ============

SUMMARY OF CAPITAL SHARE ACTIVITY
   Shares sold ........................................................................      3,236,955            233,627
   Shares issued in reinvestment of distributions to shareholders .....................         39,060              2,470
   Shares redeemed ....................................................................     (1,319,487)          (214,778)
                                                                                          ------------       ------------
   Net increase in shares outstanding .................................................      1,956,528             21,319
   Shares outstanding, beginning of year ..............................................        706,459            685,140
                                                                                          ------------       ------------
   Shares outstanding, end of year ....................................................      2,662,987            706,459
                                                                                          ============       ============

(A) The cost of payments for shares redeemed is net of the 1% redemption fee on Fund shares which have been held for less than the stated period in the prospectus. For the years ended June 30, 2005 and 2004, these fees were $149,700 and $12,181, respectively.

See accompanying notes to financial statements.

THE JAMES MARKET NEUTRAL FUND
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                                  Year               Year
                                                                                  Ended              Ended
                                                                                 June 30,           June 30,
                                                                                   2005               2004
                                                                               ------------       ------------
FROM OPERATIONS
   Net investment income (loss) .........................................      $     22,402       $   (149,656)
   Net realized gains (losses) from:
      Security transactions .............................................         1,378,774            395,098
      Closed short positions ............................................          (872,058)        (1,927,042)
   Net change in unrealized appreciation/depreciation on investments ....         1,087,201          2,726,352
                                                                               ------------       ------------
Net increase in net assets from operations ..............................         1,616,319          1,044,752
                                                                               ------------       ------------

FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold ............................................        37,708,584          3,349,412
   Payments for shares redeemed (A) .....................................        (4,550,046)        (1,084,887)
                                                                               ------------       ------------
Net increase in net assets from capital share transactions ..............        33,158,538          2,264,525
                                                                               ------------       ------------

TOTAL INCREASE IN NET ASSETS ............................................        34,774,857          3,309,277

NET ASSETS
   Beginning of year ....................................................        12,528,072          9,218,795
                                                                               ------------       ------------
   End of year ..........................................................      $ 47,302,929       $ 12,528,072
                                                                               ============       ============

UNDISTRIBUTED NET INVESTMENT INCOME .....................................      $     22,402       $         --
                                                                               ============       ============

SUMMARY OF CAPITAL SHARE ACTIVITY
   Shares sold ..........................................................         3,104,775            317,126
   Shares redeemed ......................................................          (385,737)          (105,079)
                                                                               ------------       ------------
   Net increase in shares outstanding ...................................         2,719,038            212,047
   Shares outstanding, beginning of year ................................         1,136,717            924,670
                                                                               ------------       ------------
   Shares outstanding, end of year ......................................         3,855,755          1,136,717
                                                                               ============       ============

(A) The cost of payments for shares redeemed is net of the 1% redemption fee on Fund shares which have been held for less than the stated period in the prospectus. For the years ended June 30, 2005 and 2004, these fees were $23,920 and $197, respectively.

See accompanying notes to financial statements.

THE JAMES EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                                                Year               Year
                                                                                                Ended              Ended
                                                                                               June 30,           June 30,
                                                                                                 2005               2004
                                                                                             ------------       ------------
FROM OPERATIONS
   Net investment income ..............................................................      $     22,304       $     15,890
   Net realized gains on investments ..................................................           523,127             34,190
   Net change in unrealized appreciation/depreciation on investments ..................         1,321,992          1,045,488
                                                                                             ------------       ------------
Net increase in net assets from operations ............................................         1,867,423          1,095,568
                                                                                             ------------       ------------

FROM DISTRIBUTIONS TO SHAREHOLDERS
   Dividends from net investment income ...............................................           (24,033)           (14,163)
                                                                                             ------------       ------------

FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold ..........................................................         9,091,949          1,491,283
   Net asset value of shares issued in reinvestment of distributions to shareholders ..            23,591             13,379
   Payments for shares redeemed (A) ...................................................        (1,374,205)          (716,744)
                                                                                             ------------       ------------
Net increase in net assets from capital share transactions ............................         7,741,335            787,918
                                                                                             ------------       ------------

TOTAL INCREASE IN NET ASSETS ..........................................................         9,584,725          1,869,323

NET ASSETS
   Beginning of year ..................................................................         7,248,768          5,379,445
                                                                                             ------------       ------------
   End of year ........................................................................      $ 16,833,493       $  7,248,768
                                                                                             ============       ============

UNDISTRIBUTED NET INVESTMENT INCOME ...................................................      $          1       $      1,730
                                                                                             ============       ============

SUMMARY OF CAPITAL SHARE ACTIVITY
   Shares sold ........................................................................         1,074,885            216,097
   Shares issued in reinvestment of distributions to shareholders .....................             2,654              2,003
   Shares redeemed ....................................................................          (167,493)          (104,806)
                                                                                             ------------       ------------
   Net increase in shares outstanding .................................................           910,046            113,294
   Shares outstanding, beginning of year ..............................................           984,319            871,025
                                                                                             ------------       ------------
   Shares outstanding, end of year ....................................................         1,894,365            984,319
                                                                                             ============       ============

(A) The cost of payments for shares redeemed is net of the 1% redemption fee on Fund shares which have been held for less than the stated period in the prospectus. For the years ended June 30, 2005 and 2004, these fees were $2,315 and $229, respectively.

See accompanying notes to financial statements.

JAMES BALANCED:  GOLDEN RAINBOW FUND
FINANCIAL HIGHLIGHTS
================================================================================

                                                              Per Share Data for a Share Outstanding Throughout Each Year
                                                          -------------------------------------------------------------------
                                                                                  Year Ended June 30,
                                                          -------------------------------------------------------------------
                                                             2005          2004            2003          2002          2001
                                                          ---------     ---------       ---------     ---------     ---------
Net asset value at beginning of year ..................   $   15.28     $   13.72       $   13.80     $   14.34     $   16.54
                                                          ---------     ---------       ---------     ---------     ---------

Income (loss) from investment operations:
   Net investment income ..............................        0.26          0.26            0.27          0.40          0.40
   Net realized and unrealized
      gains (losses) on investments ...................        1.95          1.56            0.28          0.33         (0.08)
                                                          ---------     ---------       ---------     ---------     ---------
Total from investment operations ......................        2.21          1.82            0.55          0.73          0.32
                                                          ---------     ---------       ---------     ---------     ---------

Less distributions:
   From net investment income .........................       (0.26)        (0.26)          (0.27)        (0.40)        (0.40)
   From net realized gains on investments .............       (0.05)         0.00(A)        (0.36)        (0.87)        (2.12)
                                                          ---------     ---------       ---------     ---------     ---------
Total distributions ...................................       (0.31)        (0.26)          (0.63)        (1.27)        (2.52)
                                                          ---------     ---------       ---------     ---------     ---------

Net asset value at end of year ........................   $   17.18     $   15.28       $   13.72     $   13.80     $   14.34
                                                          =========     =========       =========     =========     =========

Total return ..........................................       14.56%        13.32%           4.34%         5.37%         2.33%
                                                          =========     =========       =========     =========     =========

Net assets at end of year (000's) .....................   $ 147,605     $  83,893       $  69,169     $  65,456     $  65,902
                                                          =========     =========       =========     =========     =========

Ratios/Supplemental Data:
Ratio of net expenses to average net assets ...........        1.26%         1.28%           1.32%         1.24%         1.25%

Ratio of net investment income to average net assets ..        1.70%         1.77%           2.08%         2.84%         2.61%

Portfolio turnover rate ...............................          36%           29%             61%           54%           57%

(A)   Per share amount rounds to less than $0.005.

See accompanying notes to financial statements.

THE JAMES SMALL CAP FUND
FINANCIAL HIGHLIGHTS
================================================================================

                                                                   Per Share Data for a Share Outstanding Throughout Each Year
                                                                ----------------------------------------------------------------
                                                                                       Year Ended June 30,
                                                                ----------------------------------------------------------------
                                                                  2005           2004           2003         2002         2001
                                                                --------       --------       --------    --------      --------
Net asset value at beginning of year ........................   $  18.66       $  13.43       $  12.08    $  11.03      $  10.61
                                                                --------       --------       --------    --------      --------

Income (loss) from investment operations:
   Net investment income (loss) .............................       0.05           0.01           0.10        0.00(A)      (0.04)
   Net realized and unrealized gains on investments .........       2.65           5.26           1.35        1.06          0.46
                                                                --------       --------       --------    --------      --------
Total from investment operations ............................       2.70           5.27           1.45        1.06          0.42
                                                                --------       --------       --------    --------      --------

Less distributions:
   From net investment income ...............................         --          (0.01)         (0.10)      (0.01)           --
   From net realized gains on investments ...................      (1.00)         (0.05)            --          --            --
                                                                --------       --------       --------    --------      --------
Total distributions .........................................      (1.00)         (0.06)         (0.10)      (0.01)           --
                                                                --------       --------       --------    --------      --------

Paid-in capital from redemption fees ........................       0.10(B)        0.02(B)          --          --            --
                                                                --------       --------       --------    --------      --------

Net asset value at end of year ..............................   $  20.46       $  18.66       $  13.43    $  12.08      $  11.03
                                                                ========       ========       ========    ========      ========

Total return ................................................      15.39%         39.47%         12.20%       9.65%         3.96%
                                                                ========       ========       ========    ========      ========

Net assets at end of year (000's) ...........................   $ 54,489       $ 13,186       $  9,199    $  7,882      $  7,066
                                                                ========       ========       ========    ========      ========

Ratios/Supplemental Data:
Ratio of net expenses to average net assets .................       1.50%          1.50%          1.50%       1.48%         1.50%

Ratio of net investment income (loss) to average net asset ..       0.45%          0.05%          0.90%       0.02%        (0.45%)

Portfolio turnover rate .....................................         94%            45%            52%         78%           75%

(A)   Amont rounds to less than $0.005.

(B)   Amount calculated based on average shares outstanding throughout the year.

See accompanying notes to financial statements.

THE JAMES MARKET NEUTRAL FUND
FINANCIAL HIGHLIGHTS
================================================================================

                                                                  Per Share Data for a Share Outstanding Throughout Each Year
                                                            -----------------------------------------------------------------------
                                                                                    Year Ended June 30,
                                                            -----------------------------------------------------------------------
                                                              2005            2004              2003          2002          2001
                                                            ---------      ---------          ---------     ---------     ---------
Net asset value at beginning of year ....................   $   11.02      $    9.97          $   10.79     $   10.12     $    9.71
                                                            ---------      ---------          ---------     ---------     ---------

Income (loss) from investment operations:
   Net investment income (loss) .........................        0.01          (0.13)             (0.10)         0.02          0.24
   Net realized and unrealized gains
      (losses) on investments ...........................        1.23           1.18              (0.72)         0.69          0.41
                                                            ---------      ---------          ---------     ---------     ---------
Total from investment operations ........................        1.24           1.05              (0.82)         0.71          0.65
                                                            ---------      ---------          ---------     ---------     ---------

Less distributions:
   From net investment income ...........................          --             --                 --         (0.04)        (0.24)
                                                            ---------      ---------          ---------     ---------     ---------

Paid-in capital from redemption fees ....................        0.01(B)        0.00(A)(B)           --            --            --
                                                            ---------      ---------          ---------     ---------     ---------

Net asset value at end of year ..........................   $   12.27      $   11.02          $    9.97     $   10.79     $   10.12
                                                            =========      =========          =========     =========     =========

Total return ............................................       11.34%         10.53%             (7.60%)        7.06%         6.76%
                                                            =========      =========          =========     =========     =========

Net assets at end of year (000's) .......................   $  47,303      $  12,528          $   9,219     $   8,676     $   9,651
                                                            =========      =========          =========     =========     =========

Ratios/Supplemental Data:
Ratio of net expenses to average net assets, excluding
   dividends on securities sold short ...................        1.95%          1.95%              1.95%         1.95%         1.95%
Ratio of dividend expense on securities sold short to
   average net assets ...................................        0.42%          0.64%              0.53%         0.28%         0.25%
                                                            ---------      ---------          ---------     ---------     ---------
Ratio of net expenses to average net assets .............        2.37%          2.59%              2.48%         2.23%         2.20%
                                                            ---------      ---------          ---------     ---------     ---------

Ratio of net investment income (loss)
   to average net assets ................................        0.11%         (1.43%)            (0.98%)        0.25%         2.47%

Portfolio turnover rate .................................          35%            13%                86%          154%          104%

(A)   Amount rounds to less than $0.005.

(B)   Amount calculated based on average shares outstanding throughout the year.

See accompanying notes to financial statements.

THE JAMES EQUITY FUND
FINANCIAL HIGHLIGHTS
================================================================================

                                                                  Per Share Data for a Share Outstanding Throughout Each Year
                                                                ------------------------------------------------------------------
                                                                                         Year Ended June 30,
                                                                ------------------------------------------------------------------
                                                                  2005             2004             2003        2002        2001
                                                                --------         --------         --------    --------    --------
Net asset value at beginning of year .......................... $   7.36         $   6.18         $   6.62    $   7.65    $  13.65
                                                                --------         --------         --------    --------    --------

Income (loss) from investment operations:
   Net investment income (loss) ...............................     0.01             0.02             0.03        0.01       (0.07)
   Net realized and unrealized gains (losses) on investments ..     1.53             1.18            (0.44)      (1.03)      (5.93)
                                                                --------         --------         --------    --------    --------
Total from investment operations ..............................     1.54             1.20            (0.41)      (1.02)      (6.00)
                                                                --------         --------         --------    --------    --------

Less distributions:
   From net investment income .................................    (0.01)           (0.02)           (0.03)      (0.01)         --
                                                                --------         --------         --------    --------    --------

Paid-in capital from redemption fees ..........................     0.00(A)(B)       0.00(A)(B)         --          --          --
                                                                --------         --------         --------    --------    --------

Net asset value at end of year ................................ $   8.89         $   7.36         $   6.18    $   6.62    $   7.65
                                                                ========         ========         ========    ========    ========

Total return ..................................................    20.96%           19.38%           (6.14%)    (13.29%)    (43.96%)
                                                                ========         ========         ========    ========    ========

Net assets at end of year (000's) ............................. $ 16,833         $  7,249         $  5,379    $  3,788    $  4,504
                                                                ========         ========         ========    ========    ========

Ratios/Supplemental Data:
Ratio of net expenses to average net assets ...................     1.50%            1.50%            1.50%       1.50%       1.50%

Ratio of net investment income (loss) to average net assets ...     0.22%            0.25%            0.56%       0.20%      (0.67%)

Portfolio turnover rate .......................................       33%              70%              65%         87%        131%

(A)   Amount rounds to less than $0.005.

(B)   Amount calculated based on average shares outstanding throughout the year.

See accompanying notes to financial statements.

JAMES BALANCED:  GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS
June 30, 2005
================================================================================
     Shares        COMMON STOCKS - 44.5%                                Value
--------------------------------------------------------------------------------
                   BASIC MATERIALS - 3.8%
       5,000       Alliance Resource Partners, L.P. .............   $    370,000
      25,000       Barrick Gold Corporation .....................        625,750
      31,000       Dow Chemical Company .........................      1,380,430
      35,650       Methanex Corporation .........................        587,156
      21,000       Newmont Mining Corporation ...................        819,630
      13,000       PPG Industries, Inc. .........................        815,880
      10,000       RPM International, Inc. ......................        182,600
      28,200       Terra Nitrogen Company, L.P. .................        775,500
                                                                    ------------
                                                                       5,556,946
                                                                    ------------
                   CONSUMER, CYCLICAL - 4.5%
       7,000       Barnes & Noble, Inc.* ........................        271,600
      11,000       Central Garden & Pet Company* ................        540,320
      35,000       Hartmarx Corporation* ........................        352,450
      10,000       J.C. Penny Company, Inc. .....................        525,800
      20,000       Limited Brands, Inc. .........................        428,400
      10,000       Office Depot, Inc.* ..........................        228,400
      19,300       PACCAR, Inc. .................................      1,312,400
      45,300       Supervalu, Inc. ..............................      1,477,233
      37,000       The Pantry, Inc.* ............................      1,433,010
                                                                    ------------
                                                                       6,569,613
                                                                    ------------
                   CONSUMER, NON-CYCLICAL - 7.4%
      14,000       Aetna, Inc. ..................................      1,159,480
      37,000       Bristol-Myers Squibb Company .................        924,260
      55,000       Coventry Health Care, Inc.* ..................      3,891,250
      10,000       Helen of Troy Ltd.* ..........................        254,600
      32,234       PolyMedica Corporation .......................      1,149,464
      18,000       Sanderson Farms, Inc. ........................        817,920
      23,000       Sierra Health Services, Inc.* ................      1,643,580
      32,000       The Toro Company .............................      1,235,520
                                                                    ------------
                                                                      11,076,074
                                                                    ------------
                   ENERGY - 4.7%
       3,500       Amerada Hess Corporation .....................        372,785
      16,800       Apache Corporation ...........................      1,085,280
      27,940       Chevron Corporation ..........................      1,562,405
      30,000       Devon Energy Corporation .....................      1,520,400
      13,000       EOG Resources, Inc. ..........................        738,400
      29,500       Exxon Mobil Corporation ......................      1,695,365
                                                                    ------------
                                                                       6,974,635
                                                                    ------------
                   FINANCIAL - 6.1%
      20,000       Allstate Corporation .........................      1,195,000
      32,500       American Physicians Capital, Inc.* ...........      1,207,375
      11,000       Bear Stearns Companies, Inc. .................      1,143,340
      31,500       CIT Group, Inc. ..............................      1,353,555

JAMES Balanced: Golden Rainbow Fund
SCHEDULE OF INVESTMENTS (Continued)
================================================================================
     Shares        COMMON STOCKS - 44.5% (Continued)                    Value
--------------------------------------------------------------------------------
                   FINANCIAL - 6.1% (Continued)
       8,000       KeyCorp ......................................   $    265,200
      37,500       Rent-A-Center, Inc.* .........................        873,375
      10,000       SAFECO Corporation ...........................        543,400
      22,000       Stewart Information Services Corporation .....        924,000
      41,000       W.R. Berkley Corporation .....................      1,462,880
                                                                    ------------
                                                                       8,968,125
                                                                    ------------
                   INDUSTRIAL - 4.3%
      10,000       Archer-Daniels-Midland Company ...............        213,800
      16,000       Ball Corporation .............................        575,360
      20,000       BorgWarner, Inc. .............................      1,073,400
      23,000       Briggs & Stratton Corporation ................        796,260
      20,000       Bunge Ltd. ...................................      1,268,000
       6,000       CSX Corporation ..............................        255,960
       4,000       Cummins, Inc. ................................        298,440
      15,000       Deere & Company ..............................        982,350
      13,500       Norfolk Southern Corporation .................        417,960
       4,500       The Black & Decker Corporation ...............        404,325
                                                                    ------------
                                                                       6,285,855
                                                                    ------------
                   TECHNOLOGY - 6.0%
      40,000       Armor Holdings, Inc.* ........................      1,584,400
      15,000       Aviall, Inc.* ................................        473,850
      12,000       Diodes, Inc.* ................................        374,400
      90,000       Earthlink, Inc.* .............................        779,400
      19,000       Ennis, Inc. ..................................        344,280
      41,000       Komag, Inc.* .................................      1,163,170
      22,000       MicroStrategy, Inc.* .........................      1,166,880
       7,500       Moog, Inc. - Class A* ........................        236,175
      12,000       Motorola, Inc. ...............................        219,120
      32,500       Northrop Grumman Corporation .................      1,795,625
      25,000       WESCO International, Inc.* ...................        784,500
                                                                    ------------
                                                                       8,921,800
                                                                    ------------
                   UTILITIES - 6.6%
      20,000       ALLTEL Corporation ...........................      1,245,600
      10,000       CenterPoint Energy, Inc. .....................        132,100
      46,000       DPL, Inc. ....................................      1,262,700
      60,000       Edison International .........................      2,433,000
      70,800       Energen Corporation ..........................      2,481,540
      18,500       Sempra Energy ................................        764,235
      16,500       TXU Corporation ..............................      1,370,985
                                                                    ------------
                                                                       9,690,160
                                                                    ------------
                   INTERNATIONAL EQUITY FUNDS - 1.1%
      10,000       Greater China Fund, Inc. .....................        162,300
      30,000       India Fund, Inc. .............................        895,500
      59,000       iShares MSCI Japan Index Fund ................        598,260
                                                                    ------------
                                                                       1,656,060
                                                                    ------------

                   TOTAL COMMON STOCKS ..........................   $ 65,699,268
                                                                    ------------

JAMES Balanced: Golden Rainbow Fund
SCHEDULE OF INVESTMENTS (Continued)
================================================================================
  Par Value        U.S. GOVERNMENT & AGENCY BONDS - 49.6%               Value
--------------------------------------------------------------------------------
$  2,000,000       Federal Farm Credit Bank, 5.950%, 3/16/09 ....   $  2,137,416
     550,000       Federal Home Loan Bank, 4.500%, 2/17/10 ......        550,234
   2,500,000       U.S. Treasury Bonds, 5.000%, 2/15/11 .........      2,656,153
   2,000,000       U.S. Treasury Bonds, 4.875%, 2/15/12 .........      2,124,062
   2,500,000       U.S. Treasury Bonds, 3.875%, 2/15/13 .........      2,503,028
   7,000,000       U.S. Treasury Bonds, 5.250%, 2/15/29 .........      8,005,977
   7,200,000       U.S. Treasury Bonds, 5.375%, 2/15/31 .........      8,495,999
   3,500,000       U.S. Treasury Notes, 3.500%, 11/15/06 ........      3,496,035
   6,000,000       U.S. Treasury Notes, 6.250%, 2/15/07 .........      6,250,314
   3,000,000       U.S. Treasury Notes, 6.625%, 5/15/07 .........      3,160,548
   8,500,000       U.S. Treasury Notes, 3.250%, 8/15/07 .........      8,431,268
   6,000,000       U.S. Treasury Notes, 3.000%, 2/15/08 .........      5,902,734
   2,000,000       U.S. Treasury Notes, 2.625%, 5/15/08 .........      1,943,516
   4,000,000       U.S. Treasury Notes, 2.625%, 3/15/09 .........      3,854,220
   1,000,000       U.S. Treasury Notes, 3.875%, 5/15/09 .........      1,005,781
   5,000,000       U.S. Treasury Notes, 6.000%, 8/15/09 .........      5,432,615
   1,000,000       U.S. Treasury Notes, 5.000%, 8/15/11 .........      1,066,133
   1,000,000       U.S. Treasury Notes, 4.250%, 8/15/14 .........      1,023,906
   5,000,000       U.S. Treasury Notes, 4.000%, 2/15/15 .........      5,017,775
                                                                    ------------
                   TOTAL U.S. GOVERNMENT & AGENCY BONDS .........   $ 73,057,714
                                                                    ------------

================================================================================
  Par Value        CORPORATE BONDS - 1.4%                               Value
--------------------------------------------------------------------------------
$    500,000       Anheuser-Busch Companies, Inc., 6.000%,
                     4/15/11 ....................................   $    544,310
     500,000       Barrick Gold Finance, Inc., 7.500%,
                     5/1/07 .....................................        528,769
     500,000       General Electric Capital Corporation,
                     7.875%, 12/1/06 ............................        525,760
     500,000       Tennessee Valley Authority, 5.625%,
                     1/18/11 ....................................        537,348
                                                                    ------------
                   TOTAL CORPORATE BONDS ........................   $  2,136,187
                                                                    ------------

================================================================================
     Shares        SHORT TERM INVESTMENTS - 3.7%                        Value
--------------------------------------------------------------------------------
   5,509,291       First American Treasury Obligations Fund .....   $  5,509,291
                                                                    ------------

                   TOTAL INVESTMENT SECURITIES - 99.2%
                   (Amortized Cost $124,993,524) ................   $146,402,460

                   OTHER ASSETS IN EXCESS OF
                    LIABILITIES - 0.8% ..........................      1,202,762
                                                                    ------------

                   NET ASSETS - 100.0% ..........................   $147,605,222
                                                                    ============

*     Non-income producing security.

See accompanying notes to financial statements.

THE JAMES SMALL CAP FUND
SCHEDULE OF INVESTMENTS
June 30, 2005
================================================================================
     Shares        COMMON STOCKS - 96.5%                               Value
--------------------------------------------------------------------------------
                   BASIC MATERIALS - 9.6%
      68,300       Castle (A.M.) & Company* .....................   $  1,055,918
      61,000       Oregon Steel Mills, Inc.* ....................      1,049,810
      41,000       Schnitzer Steel Industries, Inc. - Class A ...        971,700
      46,700       Shiloh Industries, Inc.* .....................        572,075
      58,200       Terra Nitrogen Company, L.P. .................      1,600,500
                                                                    ------------
                                                                       5,250,003
                                                                    ------------
                   CONSUMER, CYCLICAL - 18.0%
      85,450       Aldila, Inc. .................................      1,671,401
      30,750       Books-A-Million, Inc. ........................        309,038
                     139,600 Charming Shoppes, Inc.* ............      1,302,468
      28,500       Handelman Company ............................        470,535
      35,600       K-Swiss, Inc. ................................      1,151,304
      43,400       Steiner Leisure Ltd.* ........................      1,608,838
      47,250       The Pantry, Inc.* ............................      1,829,992
                     102,050 Trans World Entertainment
                     Corporation* ...............................      1,207,252
      12,500       Water Pik Technologies, Inc.* ................        238,125
                                                                    ------------
                                                                       9,788,953
                                                                    ------------
                   CONSUMER, NON-CYCLICAL - 14.0%
      36,280       Department 56, Inc.* .........................        371,870
      51,000       Ingles Markets, Inc. - Class A ...............        702,270
      46,100       Kindred Healthcare, Inc.* ....................      1,826,021
      25,150       Nash Finch Company ...........................        924,011
      22,837       Sanderson Farms, Inc. ........................      1,037,713
                     130,800 Spartan Stores, Inc.* ..............      1,918,836
      22,260       The Toro Company .............................        859,459
                                                                    ------------
                                                                       7,640,180
                                                                    ------------
                   ENERGY - 5.9%
      41,400       Frontier Oil Corporation .....................      1,215,090
      22,000       Remington Oil & Gas Corporation* .............        785,400
      36,500       RPC, Inc. ....................................        617,580
      16,300       Swift Energy Company* ........................        583,866
                                                                    ------------
                                                                       3,201,936
                                                                    ------------
                   FINANCIAL - 14.0%
      47,550       ASTA Funding, Inc. ...........................      1,320,939
      21,000       Bluegreen Corporation* .......................        365,610
                     142,680 Capital Title Group, Inc. ..........        970,224
      25,550       FPIC Insurance Group, Inc.* ..................        749,382
      21,900       LandAmerica Financial Group, Inc. ............      1,300,203
      48,100       LTC Properties, Inc. .........................        995,670
      30,000       Safety Insurance Group, Inc. .................      1,012,800
      20,000       United Fire & Casualty Company ...............        888,400
                                                                    ------------
                                                                       7,603,228
                                                                    ------------

THE JAMES SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)
================================================================================
     Shares        COMMON STOCKS - 96.5% (Continued)                   Value
--------------------------------------------------------------------------------
                   INDUSTRIAL - 7.7%
      61,000       Blount International, Inc.* ..................  $  1,018,090
      57,700       Duratek, Inc.* ...............................     1,337,486
      45,000       OMI Corporation ..............................       855,450
      25,000       Tsakos Energy Navigation Ltd. ................       969,250
                                                                   ------------
                                                                      4,180,276
                                                                   ------------
                   TECHNOLOGY - 17.7%
      40,050       Diodes, Inc.* ................................     1,249,560
      60,000       Imergent, Inc.* ..............................       636,000
      23,325       John H. Harland Company ......................       886,350
      74,400       Komag, Inc.* .................................     2,110,728
      15,125       MicroStrategy, Inc.* .........................       802,230
      22,720       Rofin-Sinar Technologies, Inc.* ..............       745,216
      39,900       Teledyne Technologies, Inc.* .................     1,299,942
      15,500       TESSCO Technologies, Inc.* ...................       206,615
      26,645       United Industrial Corporation ................       952,292
      24,900       WESCO International, Inc.* ...................       781,362
                                                                   ------------
                                                                      9,670,295
                                                                   ------------
                   UTILITIES - 9.6%
      40,750       Cleco Corporation ............................       878,978
     140,200       Sierra Pacific Resources* ....................     1,745,490
      25,650       South Jersey Industries, Inc. ................     1,567,728
     105,000       TALK America Holdings, Inc.* .................     1,051,050
                                                                   ------------
                                                                      5,243,246
                                                                   ------------

                   TOTAL COMMON STOCKS ..........................  $ 52,578,117
                                                                   ------------

================================================================================
  Par Value        U.S. GOVERNMENT & AGENCY BONDS - 7.3%               Value
--------------------------------------------------------------------------------
$  4,000,000       Federal Home Loan Bank Discount Note,
                     7/1/05 .....................................  $  3,999,722
                                                                   ------------

================================================================================
     Shares        SHORT TERM INVESTMENTS - 1.5%                       Value
--------------------------------------------------------------------------------
     797,152       First American Treasury Obligations Fund .....  $    797,152
                                                                   ------------
                   TOTAL INVESTMENT SECURITIES - 105.3%
                     (Cost $51,678,381) .........................  $ 57,374,991

                   LIABILITIES IN EXCESS OF OTHER ASSETS - (5.3%)    (2,886,049)
                                                                   ------------
                   NET ASSETS - 100.0% ..........................  $ 54,488,942
                                                                   ============

* Non-income producing security.
See accompanying notes to financial statements.

THE JAMES MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS
June 30, 2005
================================================================================
     Shares        COMMON STOCKS - 69.6%                               Value
--------------------------------------------------------------------------------
                   BASIC MATERIALS - 3.3%
      14,500       Methanex Corporation .........................   $    238,815
      15,500       Quanex Corporation ...........................        821,655
      20,500       Schnitzer Steel Industries, Inc. - Class A ...        485,850
                                                                    ------------
                                                                       1,546,320
                                                                    ------------
                   CONSUMER, CYCLICAL - 14.9%
      14,000       Barnes & Noble, Inc.* ........................        543,200
      17,200       Central Garden & Pet Company* ................        844,864
      23,000       Darden Restaurants, Inc. .....................        758,540
      18,000       J.C. Penny Company, Inc. .....................        946,440
      20,000       Office Depot, Inc.* ..........................        456,800
      13,250       PACCAR, Inc. .................................        901,000
      15,700       The Home Depot, Inc. .........................        610,730
      26,400       The Pantry, Inc.* ............................      1,022,472
      25,800       Timberland Company - Class A* ................        998,976
                                                                    ------------
                                                                       7,083,022
                                                                    ------------
                   CONSUMER, NON-CYCLICAL - 10.5%
      20,000       Bristol-Myers Squibb Company .................        499,600
       9,600       Coventry Health Care, Inc.* ..................        679,200
      13,000       Humana, Inc.* ................................        516,620
      17,000       Kos Pharmaceuticals, Inc.* ...................      1,113,500
      11,000       Sanderson Farms, Inc. ........................        499,840
      13,400       Sierra Health Services, Inc.* ................        957,564
      18,900       The Toro Company .............................        729,729
                                                                    ------------
                                                                       4,996,053
                                                                    ------------
                   ENERGY - 7.6%
       8,896       Apache Corporation                                    574,682
      10,000       Devon Energy Corporation                              506,800
      34,000       Energy Partners Ltd.*                                 891,140
      11,500       Exxon Mobil Corporation                               660,905
      11,900       Valero Energy Corporation                             941,409
                                                                    ------------
                                                                       3,574,936
                                                                    ------------
                   FINANCIAL - 7.3%
       5,700       Bear Stearns Companies, Inc. .................        592,458
      18,200       CIT Group, Inc. ..............................        782,054
      12,000       Corus Bankshares, Inc. .......................        665,880
       5,000       Goldman Sachs Group, Inc. ....................        510,100
       5,000       Hospitality Properties Trust .................        220,350
      20,000       KeyCorp ......................................        663,000
                                                                    ------------
                                                                       3,433,842
                                                                    ------------

THE JAMES MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)
================================================================================
     Shares        COMMON STOCKS - 69.6% (Continued)                   Value
--------------------------------------------------------------------------------
                   INDUSTRIAL - 4.0%
       8,000       Ball Corporation .............................   $    287,680
       7,000       Bunge Ltd. ...................................        443,800
      12,000       Norfolk Southern Corporation .................        371,520
       8,700       The Black & Decker Corporation ...............        781,695
                                                                    ------------
                                                                       1,884,695
                                                                    ------------
                   TECHNOLOGY - 15.8%
      17,500       Armor Holdings, Inc.* ........................        693,175
      13,000       Autodesk, Inc. ...............................        446,810
      17,000       Aviall, Inc.* ................................        537,030
      97,000       EarthLink, Inc.* .............................        840,020
      33,000       Komag, Inc.* .................................        936,210
      19,000       MicroStrategy, Inc.* .........................      1,007,760
      54,000       Motorola, Inc. ...............................        986,040
      10,000       MTS Systems Corporation ......................        335,800
      13,800       Northrop Grumman Corporation .................        762,450
      30,400       WESCO International, Inc.* ...................        953,952
                                                                    ------------
                                                                       7,499,247
                                                                    ------------
                   UTILITIES - 6.2%
      23,500       DPL, Inc. ....................................        645,075
      22,000       Edison International .........................        892,100
       9,500       South Jersey Industries, Inc. ................        580,640
       9,700       TXU Corporation ..............................        805,973
                                                                    ------------
                                                                       2,923,788
                                                                    ------------

                   TOTAL COMMON STOCKS ..........................   $ 32,941,903
                                                                    ------------

================================================================================
   Par Value       U.S. GOVERNMENT & AGENCY BONDS - 13.7%              Value
--------------------------------------------------------------------------------
  $2,000,000       Federal Home Loan Bank Discount Note, 8/2/05 .   $  1,994,152
   4,500,000       U.S. Treasury Bills, 9/8/05 ..................      4,474,138
                                                                    ------------
                   TOTAL U.S. GOVERNMENT & AGENCY BONDS .........   $  6,468,290
                                                                    ------------

THE JAMES MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)
================================================================================
     Shares        SHORT TERM INVESTMENTS - 3.2%                       Value
--------------------------------------------------------------------------------
   1,496,573       First American Treasury Obligations Fund .....  $  1,496,573
                                                                   ------------
                   TOTAL INVESTMENT SECURITIES - 86.5%
                   (Amortized Cost $35,721,801) .................  $ 40,906,766

                   SEGREGATED CASH WITH BROKERS - 76.4% .........    36,156,084

                   SECURITIES SOLD SHORT - (60.0)%
                     (Proceeds $27,638,415) .....................   (28,378,690)

                   LIABILITIES IN EXCESS OF OTHER ASSETS - (2.9%)    (1,381,231)
                                                                   ------------
                   NET ASSETS - 100.0% ..........................  $ 47,302,929
                                                                   ============

* Non-income producing security.
See accompanying notes to financial statements.

THE JAMES MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT
June 30, 2005
================================================================================
     Shares        COMMON STOCKS - 60.0%                               Value
--------------------------------------------------------------------------------
                   BASIC MATERIALS - 3.6%
      14,735       Aber Diamond Corporation .....................  $     453,543
      28,725       Apex Silver Mines Ltd.* ......................        394,682
      16,100       Foundation Coal Holdings, Inc. ...............        417,634
      24,900       Glamis Gold Ltd.* ............................        428,529
                                                                    ------------
                                                                       1,694,388
                                                                    ------------
                   CONSUMER, CYCLICAL - 13.9%
      33,860       99 Cents Only Stores* ........................        430,361
      15,760       Amazon.com, Inc.* ............................        521,341
      36,300       DIRECTV Group, Inc.* .........................        562,650
      12,200       Dow Jones & Company, Inc. ....................        432,490
      19,200       DreamWorks Animation SKG, Inc.* ..............        503,040
      50,000       Fleetwood Enterprises, Inc.* .................        507,500
       8,750       Gaylord Entertainment Company* ...............        406,787
      17,460       JetBlue Airways Corporation* .................        356,882
      35,000       Liberty Media Corporation* ...................        356,650
      40,000       Northwest Airlines Corporation* ..............        182,400
      32,200       Pep Boys - Manny, Moe & Jack .................        435,988
      42,100       Sirius Satellite Radio, Inc.* ................        272,808
      13,300       Texas Roadhouse, Inc.* .......................        462,175
      39,100       ValueVision Media, Inc. - Class A* ...........        469,591
      48,100       Visteon Corporation ..........................        290,043
       7,800       Wynn Resorts Ltd.* ...........................        368,706
                                                                    ------------
                                                                       6,559,412
                                                                    ------------
                   CONSUMER, NON-CYCLICAL - 8.9%
      60,450       Adolor Corporation* ..........................        559,162
      31,600       Amylin Pharmaceuticals, Inc.* ................        661,388
      17,300       CV Therapeutics, Inc.* .......................        387,866
      23,390       Impax Laboratories, Inc.* ....................        367,223
      15,420       Nektar Therapeutics* .........................        259,674
       8,575       Neurocrine Biosciences, Inc.* ................        360,664
      31,650       NPS Pharmaceuticals, Inc.* ...................        359,227
      87,500       Opsware, Inc.* ...............................        448,000
      13,550       OSI Pharmaceuticals, Inc.* ...................        553,788
       8,600       Taro Pharmaceutical Industries Ltd.* .........        250,003
                                                                    ------------
                                                                       4,206,995
                                                                    ------------
                   ENERGY - 4.9%
      12,800       Bill Barrett Corporation* ....................        378,624
      16,000       Cheniere Energy, Inc.* .......................        497,600
      43,160       FX Energy, Inc.* .............................        476,055
      90,200       Input/Output, Inc.* ..........................        566,456
      38,500       Syntroleum Corporation* ......................        395,010
                                                                    ------------
                                                                       2,313,745
                                                                    ------------

THE JAMES MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)
================================================================================
     Shares        COMMON STOCKS - 60.0% (Continued)                   Value
--------------------------------------------------------------------------------
                   FINANCIAL - 8.8%
      42,900       Affordable Residential Communities ...........   $    572,715
      21,000       Amvescap Plc. ................................        252,210
      16,700       Brookline Bancorp, Inc. ......................        271,542
      33,983       Hudson City Bancorp, Inc. ....................        387,746
      12,350       Marsh & McLennan Companies, Inc. .............        342,095
      19,200       NewAlliance Bancshares, Inc. .................        269,760
      17,320       Paychex, Inc. ................................        563,593
      18,000       Primus Guaranty Ltd.* ........................        260,640
       8,600       RenaissanceRe Holdings Ltd. ..................        423,464
       9,900       Sun Communities, Inc. ........................        368,181
      14,000       Sun Life Financial, Inc. .....................        471,800
                                                                    ------------
                                                                       4,183,746
                                                                    ------------
                   INDUSTRIAL - 4.2%
      32,660       Ballard Power Systems, Inc.* .................        154,155
      36,785       Exelixis, Inc.* ..............................        273,313
      80,100       KEMET Corporation* ...........................        504,630
      12,500       Macquarie Infrastructure Company Trust .......        354,750
      72,945       Power-One, Inc.* .............................        460,283
      19,050       Tetra Tech, Inc.* ............................        257,746
                                                                    ------------
                                                                       2,004,877
                                                                    ------------
                   TECHNOLOGY - 14.0%
      73,800       Abgenix, Inc.* ...............................        633,204
      89,880       Ariba, Inc.* .................................        521,304
      36,480       BearingPoint, Inc.* ..........................        267,398
      14,650       Chiron Corporation* ..........................        511,138
       9,400       FEI Company* .................................        214,414
      39,600       Gartner, Inc.* ...............................        420,552
      25,700       ICOS Corporation* ............................        544,069
      42,500       Infineon Technologies* .......................        393,125
      21,550       InterDigital Communications Corporation* .....        377,125
      57,600       Lawson Software, Inc.* .......................        296,640
      16,500       Medicines Company* ...........................        385,935
      38,750       Millennium Pharmaceuticals, Inc.* ............        359,212
      20,500       PMC-Sierra, Inc.* ............................        191,266
      33,000       Red Hat, Inc.* ...............................        432,300
      39,000       Semiconductor Manufacturing
                     International Corporation* .................        401,700
      33,425       Tanox, Inc.* .................................        391,741
      66,000       Telesp Celular Participacoes S.A.* ...........        281,820
                                                                    ------------
                                                                       6,622,943
                                                                    ------------
                   UTILITIES - 1.7%
       7,990       Crosstex Energy, Inc. ........................        385,917
      30,715       IDT Corporation* .............................        406,667
                                                                    ------------
                                                                         792,584
                                                                    ------------
                   TOTAL COMMON STOCKS (Proceeds $27,638,415) ...   $ 28,378,690
                                                                    ============

*     Non-income producing security.
See accompanying notes to financial statements.

THE JAMES EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2005
================================================================================
     Shares        COMMON STOCKS - 97.6%                               Value
--------------------------------------------------------------------------------
                   BASIC MATERIALS - 10.2%
       6,950       Alliance Resource Partners, L.P. .............   $    514,300
       4,800       Dow Chemical Company .........................        213,744
      10,600       Methanex Corporation .........................        174,582
       5,500       PPG Industries, Inc. .........................        345,180
       8,850       Schnitzer Steel Industries, Inc. - Class A ...        209,745
       9,600       Terra Nitrogen Company, L.P. .................        264,000
                                                                    ------------
                                                                       1,721,551
                                                                    ------------
                   CONSUMER, CYCLICAL - 14.8%
       7,000       Aldila, Inc. .................................        136,920
      39,500       Hartmarx Corporation* ........................        397,765
       4,400       J.C. Penny Company, Inc. .....................        231,352
      17,300       Office Depot, Inc.* ..........................        395,132
       5,250       PACCAR, Inc. .................................        357,000
       5,300       Supervalu, Inc. ..............................        172,833
       7,900       The Gap, Inc. ................................        156,025
      12,500       The Pantry, Inc.* ............................        484,125
       4,000       Timberland Company - Class A* ................        154,880
                                                                    ------------
                                                                       2,486,032
                                                                    ------------
                   CONSUMER, NON-CYCLICAL - 15.4%
       5,600       Aetna, Inc. ..................................        463,791
      16,350       Archer-Daniels-Midland Company ...............        349,563
      11,950       Bristol-Myers Squibb Company .................        298,511
       5,700       Bunge Ltd. ...................................        361,380
      28,500       EZCORP, Inc. - Class A* ......................        305,520
       5,400       Helen of Troy Ltd.* ..........................        137,484
       7,300       Sanderson Farms, Inc. ........................        331,712
       2,000       Sierra Health Services, Inc.* ................        142,920
       4,600       The Toro Company .............................        177,606
                                                                    ------------
                                                                       2,568,487
                                                                    ------------
                   ENERGY - 8.9%
       1,620       Amerada Hess Corporation .....................        172,546
       3,820       Anadarko Petroleum Corporation ...............        313,813
       4,850       Devon Energy Corporation .....................        245,798
       7,000       Energy Partners Ltd.* ........................        183,470
       4,000       Exxon Mobil Corporation ......................        229,880
       6,515       Marathon Oil Corporation .....................        347,706
                                                                    ------------
                                                                       1,493,213
                                                                    ------------
                   FINANCIAL - 10.5%
       4,700       Alliance Capital Management Holding, L.P. ....        219,678
       4,200       Allstate Corporation .........................        250,950
       3,800       Bear Stearns Companies, Inc. .................        394,972
       5,150       CIT Group, Inc. ..............................        221,296
       5,800       Corus Bankshares, Inc. .......................        321,842

THE JAMES EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
================================================================================
     Shares        COMMON STOCKS - 97.6% (Continued)                   Value
--------------------------------------------------------------------------------
                   FINANCIAL - 10.5% (Continued)
       3,100       National City Corporation ....................  $    105,772
       6,100       Stewart Information Services Corporation .....       256,200
                                                                   ------------
                                                                      1,770,710
                                                                   ------------
                   INDUSTRIAL - 10.0%
       4,400       Cummins, Inc. ................................       328,284
       2,500       Deere & Company ..............................       163,725
       4,600       Eaton Corporation ............................       275,540
       5,510       Johnson Controls, Inc. .......................       310,378
       2,325       Magna International, Inc. - Class A ..........       163,541
       6,100       Norfolk Southern Corporation .................       188,856
       2,900       The Black & Decker Corporation ...............       260,565
                                                                   ------------
                                                                      1,690,889
                                                                   ------------
                   TECHNOLOGY - 13.3%
       8,200       Armor Holdings, Inc.* ........................       324,802
      11,000       Diodes, Inc.* ................................       343,200
      33,350       Earthlink, Inc.* .............................       288,811
      22,000       Ennis, Inc. ..................................       398,640
      17,300       Komag, Inc.* .................................       490,801
      12,700       WESCO International, Inc.* ...................       398,526
                                                                   ------------
                                                                      2,244,780
                                                                   ------------
                   UTILITIES - 14.5%
       4,000       DPL, Inc. ....................................       109,800
       8,600       Edison International .........................       348,730
       9,100       Energen Corporation ..........................       318,955
       3,100       Exelon Corporation ...........................       159,123
       9,300       Sempra Energy ................................       384,183
       6,850       South Jersey Industries, Inc. ................       418,672
       8,775       Southern Company .............................       304,229
       7,200       WPS Resources Corporation ....................       405,000
                                                                   ------------
                                                                      2,448,692
                                                                   ------------

                   TOTAL COMMON STOCKS ..........................  $ 16,424,354
                                                                   ------------

================================================================================
     Shares        SHORT TERM INVESTMENTS - 2.4%                       Value
--------------------------------------------------------------------------------
     409,995       First American Treasury Obligations Fund .....  $    409,995
                                                                   ------------
                   TOTAL INVESTMENT SECURITIES - 100.0%
                   (Cost $14,246,267) ...........................  $ 16,834,349

                   LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0% .          (856)
                                                                   ------------

                   NET ASSETS - 100.0% ..........................  $ 16,833,493
                                                                   ============

* Non-income producing security.
See accompanying notes to financial statements.

THE JAMES ADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2005
================================================================================

1. General Information and Significant Accounting Policies

James Balanced: Golden Rainbow Fund (formerly, The Golden Rainbow Fund), The James Small Cap Fund, and The James Market Neutral Fund are each a diversified series of The James Advantage Funds (the "Trust"), and The James Equity Fund (formerly, The James Large Cap Plus Fund) is a non-diversified series of the Trust (individually the "Fund," collectively the "Funds"). The Trust is an open-end management investment company that was organized as an Ohio business trust on August 29, 1997. The Trust is registered under the Investment Company Act of 1940 (the "1940 Act"). James Balanced: Golden Rainbow Fund was originally organized as a series of the Flagship Admiral Funds Inc., a Maryland corporation. On June 26, 1998, pursuant to an Agreement and Plan of Reorganization, The James Balanced: Golden Rainbow Fund was restructured through a tax-free reorganization as a series of the Trust. The James Small Cap Fund and The James Market Neutral Fund each commenced its public offering of shares on October 2, 1998. The James Equity Fund commenced its public offering of shares on November 1, 1999.

James Balanced: Golden Rainbow Fund seeks to provide total return through a combination of growth and income and preservation of capital in declining markets. The Fund seeks to achieve its objective by investing primarily in common stocks and/or debt securities that the Fund's adviser, James Investment Research, Inc. ("James"), believes are undervalued.

The James Small Cap Fund seeks to provide long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in common stocks of small capitalization companies.

The James Market Neutral Fund seeks to provide positive returns regardless of the direction of the stock markets. The Fund seeks to achieve its objective by investing in common stocks that James believes are undervalued and more likely to appreciate, and selling short common stocks that James believes are overvalued and more likely to depreciate.

The James Equity Fund seeks to provide long-term capital appreciation and outperform the Standard & Poor's 500 Index (the "S&P 500 Index"). The Fund seeks to achieve its objective by investing primarily in equtiy securities without regard to the market capitalization of the stock. The Fund often buys stocks in the S&P 500 Index.

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements, in accordance with accounting principles generally accepted in the United States of America (GAAP).

Share Valuation

The net asset value per share of each Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The net asset value is determined as of the close of the NYSE (generally, 4:00 p.m., Eastern time) on each day that the NYSE is open for business, and on any other day on which there is sufficient trading in a Fund's securities to materially affect the net asset value.

Redemption Fees

Effective November 1, 2004, The James Small Cap Fund, The James Market Neutral Fund and The James Equity Fund each charge a redemption fee of 1.00% of the amount redeemed if the shares sold were held for fewer than 90 days. From November 1, 2003 through October 31, 2004, the redemption fee charged was 1.00% of the amount redeemed if the shares sold were held for fewer than 180 days. Redemption fees are paid directly to the Fund.

Securities Valuation

Each Fund's equity securities are valued based on market value. If a market quotation for a security is not readily available, if an event occurs after the close of the trading market (but before the Fund calculates its net asset value) that materially affects a security's value, when James determines that the market quotation does not accurately reflect the

THE JAMES ADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
================================================================================

current value or when a restricted security is being valued, that security will be valued at its fair value as determined in good faith in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust ("Board"). The Funds may use pricing services to determine market value for securities.

Fixed-income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when James believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If James decides that a price provided by a pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by James in conformity with guidelines adopted by and subject to the review of the Board. Short-term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from security transactions are determined using the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The James Balanced: Golden Rainbow Fund will instruct its custodian to segregate assets in a separate account with a current value at least equal to the amount of its when-issued and delayed delivery purchase commitments. As of June 30, 2005, The James Balanced:
Golden Rainbow Fund had no such outstanding purchase commitments.

Short Sales and Segregated Cash

The James Market Neutral Fund actively sells short common stocks. Short sales are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to deliver to the buyer upon the short sale; the Fund is then obligated to replace the security borrowed by purchasing it in the open market at some later date.

The Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates. If a security sold short pays a dividend while the Fund is short that security, the Fund will pay the dividend and record that amount as an expense.

All short sales are collateralized, as required by the Fund's prime broker. The Fund maintains the collateral in segregated accounts consisting of cash and/or high-grade liquid assets sufficient to collateralize the market value of its short positions.

Investment Income

Dividend income is recorded on the ex-dividend date. Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts on all debt securities. Amortization and accretion is calculated using the effective yield method.

Dividends and Distributions to Shareholders

Net investment income, if any, is generally declared and distributed to shareholders of each Fund quarterly. Net realized capital gains from security transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards. Distributions to shareholders of net investment income and net realized capital gains are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which

THE JAMES ADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
================================================================================

may differ from GAAP. Accordingly, temporary overdistributions as a result of these differences may occur and will be classified as either distributions in excess of net investment income and/or distributions in excess of net realized gains from security transactions, where applicable.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.

Federal Income Taxes

The Funds generally intend to distribute all taxable income and capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal tax provision is required.

The tax character of distributions paid for the years ended June 30, 2005 and 2004 was as follows:

--------------------------------------------------------------------------------
                                    James Balanced:        The James Small Cap
                                  Golden Rainbow Fund             Fund
                               -------------------------------------------------
                                   2005         2004         2005         2004
--------------------------------------------------------------------------------
From ordinary income .......   $1,715,612   $1,355,926   $       --   $    5,930
From long-term capital gains      289,929        2,860      756,432       35,827
                               ----------   ----------   ----------   ----------
                               $2,005,541   $1,358,786   $  756,432   $   41,757
                               ==========   ==========   ==========   ==========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               The James Market Neutral      The James Equity
                                          Fund                     Fund
                               -------------------------------------------------
                                   2005         2004         2005         2004
--------------------------------------------------------------------------------
From ordinary income .......   $       --   $       --   $   24,033   $   14,163
From long-term capital gains           --           --           --           --
                               ----------   ----------   ----------   ----------
                               $       --   $       --   $   24,033   $   14,163
                               ==========   ==========   ==========   ==========
--------------------------------------------------------------------------------

The following information is computed on a tax basis for each item as of June 30, 2005:

-----------------------------------------------------------------------------------------------------------
                                             James            The James        The James       The James
                                         Balanced: Golden     Small Cap      Market Neutral      Equity
                                           Rainbow Fund         Fund              Fund            Fund
-----------------------------------------------------------------------------------------------------------
Cost of portfolio investments ..........   $ 124,993,524    $  51,678,381    $  64,115,033    $  14,246,267
                                           =============    =============    =============    =============
Gross unrealized appreciation ..........   $  22,345,751    $   7,572,257    $   6,826,049    $   2,912,719
Gross unrealized depreciation ..........        (936,815)      (1,875,647)      (2,395,901)        (324,637)
                                           -------------    -------------    -------------    -------------
Net unrealized appreciation/depreciation      21,408,936        5,696,610        4,430,148        2,588,082
Capital loss carryforward ..............              --               --       (1,843,245)      (3,189,550)
Undistributed ordinary income ..........          31,067          133,040           22,402                1
Undistributed long-term gains ..........       5,942,059          411,183               --               --
                                           -------------    -------------    -------------    -------------
  Accumulated earnings (deficit) .......   $  27,382,062    $   6,240,833    $   2,609,305    $    (601,467)
                                           =============    =============    =============    =============
-----------------------------------------------------------------------------------------------------------

THE JAMES ADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
================================================================================

The difference between the cost of portfolio investments and financial statement cost for the Funds is due to certain timing differences in the recognition of capital losses under income tax regulations and GAAP.

During the year ended June 30, 2005, the James Balanced: Golden Rainbow Fund and The James Equity Fund utilized $592,514 and $523,127 of capital loss carryforwards, respectively. The capital loss carryforwards remaining as of June 30, 2005 in the table above expire as follows:

--------------------------------------------------------------------------------
                                                Amount      Expiration Date
--------------------------------------------------------------------------------
The James Market Neutral Fund ........        $   82,513     June 30, 2008
                                              $  987,690     June 30, 2012
                                              $  773,042     June 30, 2013

The James Equity Fund ................        $2,881,491     June 30, 2010
                                              $  130,880     June 30, 2011
                                              $  177,179     June 30, 2012
--------------------------------------------------------------------------------

The capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

Reclassification of Capital Accounts

As of June 30, 2005, the James Balanced: Golden Rainbow Fund reclassified $2,860 of capital loss carryforwards expired to paid-in capital on the Statement of Assets and Liabilities. This reclassification was required to adjust the capital loss carryforward at June 30, 2004 of $595,374 on the financial statements to the capital loss carryforward at June 30, 2004 of $592,514 on the tax return.

2. Securities Transactions

Purchases and sales (including maturities) of investments in long-term U.S. Government obligations for James Balanced: Golden Rainbow Fund for the year ended June 30, 2005 were as follows:

--------------------------------------------------------------------------------
                                                    Purchases         Sales
--------------------------------------------------------------------------------
James Balanced: Golden Rainbow Fund .........      $48,363,223     $14,201,719
--------------------------------------------------------------------------------

Purchases and sales (including maturities) of investments in other securities for the year ended June 30, 2005 were as follows:

--------------------------------------------------------------------------------
                                                    Purchases         Sales
--------------------------------------------------------------------------------
James Balanced: Golden Rainbow Fund .........      $33,860,299     $21,382,546
The James Small Cap Fund ....................       64,593,675      26,390,415
The James Market Neutral Fund ...............       26,620,825       5,096,317
The James Equity Fund .......................       10,782,803       3,254,968
--------------------------------------------------------------------------------

For the year ended June 30, 2005, the cost of securities purchased to cover short sales and the proceeds from securities sold short were $15,054,314 and $35,606,928, respectively, for The James Market Neutral Fund.

THE JAMES ADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
================================================================================

3. Management Fee and Other Transactions with Affiliates

Certain trustees and officers of the Trust are also officers of James or Integrated Fund Services, Inc. ("IFS"), the administrative services agent, shareholder services and transfer agent and accounting services agent for the Trust, or of IFS Fund Distributors, Inc., the exclusive agent for the distribution of the Funds' shares.

Investment Management Agreement

The Funds retain James to manage the Funds' investments. The investment decisions for the Funds are made by a committee of James' personnel, which is primarily responsible for the day-to-day management of each Fund's portfolio. James Balanced: Golden Rainbow Fund is authorized to pay James a fee equal to an annual rate of 0.74% of its average daily net assets. James Balanced: Golden Rainbow Fund is responsible for the payment of all operating expenses of the Fund.

James is authorized to receive a fee (a) equal to an annual rate of 1.25% of the average daily net assets of The James Small Cap Fund and The James Equity Fund and 1.70% of The James Market Neutral Fund; minus (b) the fees and expenses of the non-interested person trustees incurred by the applicable Fund. James is responsible for the payment of all operating expenses of The James Small Cap Fund, The James Market Neutral Fund and The James Equity Fund except for brokerage fees and commissions, taxes, interest (including dividend expense on securities sold short), 12b-1 expenses, fees and expenses of non-interested person trustees and extraordinary expenses.

Administrative Services Agreement

Under the terms of an Administrative Services Agreement with the Trust, IFS supplies executive and regulatory services, supervises the preparation of tax returns, and coordinates the preparation of reports to shareholders and reports to and filings with the Securities and Exchange Commission and state securities authorities. For these services, IFS receives a monthly fee paid by James
Balanced: Golden Rainbow Fund, and paid by James for The James Small Cap Fund, The James Market Neutral Fund and The James Equity Fund, based on each Fund's respective average daily net assets, subject to a minimum monthly fee for each Fund.

Transfer Agent and Shareholder Service Agreement

Under the terms of the Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement with the Trust, IFS maintains the records of each shareholder's account, answers shareholder inquiries concerning their accounts, processes purchases and redemptions of each Funds' shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, IFS receives a monthly fee paid by James Balanced: Golden Rainbow Fund, and paid by James for The James Small Cap Fund, The James Market Neutral Fund and The James Equity Fund, subject to a minimum monthly fee for each Fund. In addition, James Balanced: Golden Rainbow Fund and James pay IFS out-of-pocket expenses including, but not limited to, postage and supplies.

Accounting Services Agreement

Under the terms of the Accounting Services Agreement with the Trust, IFS calculates the daily net asset value per share and maintains the financial books and records of each Fund. For these services, IFS receives a monthly fee from James Balanced: Golden Rainbow Fund and from James with respect to each of The James Small Cap Fund, The James Market Neutral Fund and The James Equity Fund. In addition, IFS is reimbursed by James Balanced: Golden Rainbow Fund and James for certain out-of-pocket expenses incurred by IFS in obtaining valuations of the Funds' portfolio securities.

THE JAMES ADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
================================================================================

Plan of Distribution

Each Fund has a Plan of Distribution (the "Plan") under which the Fund may incur or reimburse James for expenses related to the distribution and promotion of its shares. The annual limitation for payment of such expenses under the Plans of James Balanced: Golden Rainbow Fund, The James Small Cap Fund, The James Market Neutral Fund and The James Equity Fund is 0.25% of the average daily net assets of each respective Fund.

Compliance Services Agreement

Under the terms of the Compliance Services Agreement between the Trust and IFS, IFS provides certain compliance services to the Trust, including developing and assisting in implementing a compliance program for IFS on behalf of the funds and providing administrative support services to the Funds' Compliance Program and Chief Compliance Officer.

4. Commitments and Contingencies

The Funds indemnify the Trust's officers and trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
================================================================================

To the Board of Trustees and Shareholders of The James Advantage Funds

We have audited the accompanying statements of assets and liabilities, including the schedules of investments and securities sold short, of The James Advantage Funds (the "Funds") comprising The James Balanced: Golden Rainbow Fund, The James Small Cap Fund, The James Market Neutral Fund and The James Equity Fund as of June 30, 2005, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2005, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of June 30, 2005, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


DELOITTE & TOUCHE LLP

Cincinnati, Ohio
August 24, 2005

THE JAMES ADVANTAGE FUNDS
Other Items (Unaudited)
================================================================================

Proxy Voting Guidelines

James is responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that James uses in fulfilling this responsibility and information regarding how those proxies were voted during the most recent twelve month period ended June 30 are available without charge upon request by calling toll free 1-800-995-2637. These items are also available on the Securities and Exchange Commission's website at http://www.sec.gov. and on the James' website at www.jamesfunds.com.

Quarterly Portfolio Disclosure

James files a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the Commission's website; (ii) may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; and (iii) will be made available to shareholders upon request by calling 1-800-995-2637. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Schedule of Shareholder Expenses

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including reinvested dividends or other distributions; and redemption fees; and (2) ongoing costs, including mamagement fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 through June 30, 2005).

Actual Expenses

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six Months Ended June 30, 2005" to estimate the expenses you paid on your account during this period, if you held your shares for the entire period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Note that expenses shown in the table are meant to hightlight and help you compare ongoing cost only. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions. The James Small Cap Fund, The James Market Neutral Fund and The James Equity Fund each charge a redemption fee of 1.00% of the amount redeemed if the shares sold were held for fewer than 90 days.

THE JAMES ADVANTAGE FUNDS
OTHER ITEMS (Continued)
================================================================================

                                                                                                               Expenses Paid
                                                 Net Expense     Total Return                                   During the
                                                    Ratio         Six Months      Beginning      Ending         Six Months
                                                  Annualized        Ended      Account Value  Account Value        Ended
                                                   June 30,        June 30,      January 1,      June 30,         June 30,
                                                     2005            2005          2005           2005              2005*
-------------------------------------------------------------------------------------------------------------------------
James Balanced: Golden Rainbow Fund
   Actual .......................................    1.26%           4.59%      $1,000.00      $1,045.90          $ 6.39
   Hypothetical .................................    1.26%           2.48%      $1,000.00      $1,018.55          $ 6.31
The James Small Cap Fund
   Actual .......................................    1.50%           2.92%      $1,000.00      $1,029.20          $ 7.55
   Hypothetical .................................    1.50%           2.48%      $1,000.00      $1,017.36          $ 7.50
The James Market Neutral Fund
   Actual .......................................    2.37%           7.07%      $1,000.00      $1,070.70          $12.17
   Hypothetical .................................    2.37%           2.48%      $1,000.00      $1,013.04          $11.83
The James Equity Fund
   Actual .......................................    1.50%           4.13%      $1,000.00      $1,041.30          $ 7.59
   Hypothetical .................................    1.50%           2.48%      $1,000.00      $1,017.36          $ 7.50

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Advisory Agreement Approval

The Board of Trustees of The James Advantage Funds considered the renewal of the Management Agreement for each Fund at a meeting held on May 26, 2005. The Trustees referred to the materials that had been provided to them prior to the meeting for purposes of their consideration of the Management Agreements. A representative of the Adviser reviewed the services provided by the Adviser to the Funds, as well as a comparison of the advisory services provided to the Funds and other clients of the Adviser. They discussed recent regulatory changes, including rules adopted pursuant to the Sarbanes-Oxley Act of 2002, proxy voting disclosure and the compliance program requirement for mutual funds, that had significantly increased the Adviser's regulatory burden and costs with respect to the Funds.

The Trustees reviewed a table comparing the average total returns of each Fund (one year, three years, five years and for the James Balanced: Golden Rainbow Fund, ten years) with a peer group of funds with the same, or very similar, investment objectives and strategies. Each peer group was selected by Lipper based on the investment style and strategies employed by the Funds, as well as by asset size. They also reviewed comparisons of the Funds' performance with their respective benchmarks.

The Trustees reviewed a description of the services provided by the Adviser to the Funds in addition to portfolio management, such as providing a Chief Compliance Officer to the Funds at no additional cost to the Funds, monitoring the expenses of each Fund, and providing individualized attention to the Funds' shareholders. The Trustees also reviewed the management fee for each Fund and compared the fee with the average and median investment advisory fees of the Fund's respective peer group. It was the consensus of the Trustees that the management fees appeared reasonable in comparison with the peer group fees.

THE JAMES ADVANTAGE FUNDS
OTHER ITEMS (Continued)
================================================================================

The Trustees referred to an analysis of the Adviser's profitability with respect to the Funds, noting that the materials included in the analysis allocated the Adviser's expenses based on two different allocations of the Adviser's common expenses: total assets under management and total revenues to the Adviser. The Trustees indicated that they had reviewed the Adviser's balance sheet, and an officer of the Adviser represented that the balance sheet was a fair reflection of the Adviser's financial condition. The Trustees then discussed other benefits that might be realized by the Adviser as a result of its relationship with the Funds. It was noted that the Adviser does not have any soft dollar arrangements with broker-dealers.

The Trustees indicated that it was their consensus that the information presented and the discussion of the information were adequate for making a determination regarding the renewal. They stated that they considered the comparative performance of the Funds as outstanding and that they were satisfied with the Adviser's and each Fund's performance. They then concluded that, based on their review of the management fees and overall expense comparison, as well as all information relating to the profitability of the Adviser, that the management fees for each Fund were reasonable and that the arrangements were not generating excessive profits to the Adviser. The Trustees acknowledged the Adviser's commitment to consider fee breakpoints in the future, but concluded that the issue of economies of scale, and whether the fees reflect those economies, was not relevant at this time. As to the nature, extent and quality of services provided by the Adviser, the Trustees expressed their common opinion that the Adviser's personnel are highly qualified, that the Adviser provides excellent services to the Funds, and that the extent of the services is consistent with the Board's expectations.

It was the consensus of the Independent Trustees, and all of the Trustees, that the continuation of each Management Agreement was in the best interest of the applicable Fund and its shareholders.

THE JAMES ADVANTAGE FUNDS
MANAGEMENT OF THE TRUST (Unaudited)
================================================================================

Listed in the charts below is basic information regarding the Trustees and principal officers of The James Advantage Funds (the "Trust").


                                                                                                                  Other
                                                Term of                                       Portfolios in       Trusteeships
Name                             Position(s)    Office(1) and                                 Fund Complex        Held by Trustee
Address                          Held With      Length of          Principal Occupation(s)    Overseen by         Outside the Fund
Age                              Trust          Time Served        During Last 5 years        Trustee             Complex
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES:

Barry R. James, CFA(2)           President      Since              Executive Vice                    4          Director of
1349 Fairground Road             and Trustee    Inception          President, James                             James Capital
Beavercreek, Ohio 45385                                            Investment Research,                         Alliance, a
Age: 48                                                            Inc. (1985 to Present)                       registered
                                                                                                                investment
                                                                                                                adviser.
DISINTERESTED TRUSTEES:

Anthony P. D'Angelo, D.B.A.      Trustee        Since              Professor Emeritus,               4          N/A
c/o The James Advantage Funds                   Inception          Graduate School of
1349 Fairground Road                                               Logistics and
Beavercreek, Ohio 45385                                            Acquisitions
Age: 75                                                            Management, Air Force
                                                                   Institute of
                                                                   Technology,
                                                                   Wright-Patterson AFB,
                                                                   Ohio (1985 to Present)

Leslie L. Brandon                Trustee        Since              Retired Partner, Ernst            4          N/A
c/o The James Advantage Funds                   May 2003           & Young LLP, Columbus,
1349 Fairground Road                                               Ohio (1966 to 2000)
Beavercreek, Ohio 45385
Age: 62

Richard C. Russell               Trustee        Since              Richard C. Russell,               4          N/A
c/o The James Advantage Funds                   May 2003           Consultant, general
1349 Fairground Road                                               business consulting
Beavercreek, Ohio 45385                                            (2002 to Present);
Age: 58                                                            President, The Danis
                                                                   Companies, real estate
                                                                   development and
                                                                   construction (1983 to
                                                                   2002)

(1) Each Trustee is elected to serve in accordance with the Articles of Incorporation and Bylaws of the Trust until his or her successor is duly elected and qualified.

(2) Mr. James is an "interested person" of the Trust as defined in the Investment Company Act of 1940, as amended, because of his relationship with James Investment Research, Inc. James Investment Research, Inc. serves as the investment adviser to the Funds.

PRINCIPAL OFFICERS:

                                                                                                               Other
                                                                                                               Trusteeships
                                                       Term of                                                 Held by
                                                       Office(1)                             Portfolios in     Trustee
Name                         Position(s)               and Length     Principal              Fund Complex      Outside the
Address                      Held With                 of Time        Occupation(s)          Overseen by       Fund
Age                          Trust                     Served         During Last 5 years    Trustee           Complex
------------------------------------------------------------------------------------------------------------------------------------
Thomas L. Mangan (1)         Vice President, Chief     Since          Vice President,              N/A              N/A
1349 Fairground Road         Compliance Officer,       Inception      James Investment
Beavercreek, Ohio 45385      Treasurer/CFO and                        Research, Inc. (1994
Age: 55                      Secretary                                to Present)

------------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Mangan is an "interested person" of the Trust as defined in the Investment Company Act of 1940, as amended, because of his relationship with James Investment Research, Inc. James Investment Research, Inc., serves as the investment adviser to the Funds.

      The Statement of Additional Information contains additional information about the Trustees and is available without charge upon request by calling 1-800-266-5566.

                               Investment Adviser
                         James Investment Research, Inc.
                                   P.O. Box 8
                                Alpha, Ohio 45301
                               info@jamesfunds.com

                                        o

                                    Custodian
                                    U.S. Bank
                                425 Walnut Street
                             Cincinnati, Ohio 45202

                                        o

                                 Transfer Agent
                         Integrated Fund Services, Inc.
                                  P.O. Box 5354
                           Cincinnati, Ohio 45201-5354

                                        o

                             Independent Registered
                             Public Accounting Firm
                              Deloitte & Touche LLP
                              250 East Fifth Street
                                   Suite 1900
                             Cincinnati, Ohio 45202

                                        o

                                   Distributor
                           IFS Fund Distributors, Inc.
                             221 East Fourth Street
                                    Suite 300
                             Cincinnati, Ohio 45202

                                        o

                                  Legal Counsel
                                Thompson Hine LLP
                                312 Walnut Street
                                   14th Floor
                             Cincinnati, Ohio 45202


                               www.jamesfunds.com


                     For information about the Funds, or to
                  make inquiries about the Funds, please call
                        1-800-99JAMES (1-800-995-2637).

                                                               FORM IFS 163-0201

Item 2. Code of Ethics.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

      (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

      (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

      (3) Compliance with applicable governmental laws, rules, and regulations;

      (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

      (5) Accountability for adherence to the code.

(c) Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) Not applicable.

(f) The registrant's code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, is filed herewith.

Item 3. Audit Committee Financial Expert.

(a) The registrant's board of trustees has determined that Les L. Brandon is an audit committee financial expert. Mr. Brandon is independent for purposes of this Item 3.

(b) For purposes of this Item, an "audit committee financial expert" means a person who has the following attributes:

      (1) An understanding of generally accepted accounting principles and financial statements;

      (2) The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

      (3) Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant's financial statements, or experience actively supervising one or more persons engaged in such activities;

      (4) An understanding of internal control over financial reporting; and

      (5) An understanding of audit committee functions.

(c) A person shall have acquired such attributes through:

      (1) Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

      (2) Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

      (3) Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

      (4) Other relevant experience.

(d) (1) A person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for purposes of Section 11 of the Securities Act of 1933 (15 U.S.C. 77k), as a result of being designated or identified as an audit committee financial expert pursuant to this Item.

      (2) The designation or identification of a person as an audit committee financial expert pursuant to this Item does not impose on such person any duties, obligations, or liability that are greater than the duties, obligations, and liability imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

      (3) The designation or identification of a person as an audit committee financial expert pursuant to this Item does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

      Item 4. Principal Accountant Fees and Services.

(a) Audit Fees

-----------------------------------------------------
June 30, 2005                     June 30, 2004
-----------------------------------------------------
   $45,700                           $42,700
-----------------------------------------------------

Such fees represent the aggregate fees billed for the fiscal years ended June 30, 2005 and June 30, 2004 for professional services rendered by Deloitte & Touche LLP for the audit of the registrant's annual financial statements.

(b) Audit-Related Fees

------------------------------------------------------------------
                          Registrant              Adviser
------------------------------------------------------------------
June 30, 2005                 $0                     $0
------------------------------------------------------------------
June 30, 2004                 $0                     $0
------------------------------------------------------------------

Neither the registrant nor the adviser was billed any fees by Deloitte & Touche LLP for the fiscal years ended June 30, 2005 and June 30, 2004 for assurance and related services that were reasonably related to the performance of the audit of the registrant's financial statement and not otherwise included under "Audit Fees" above.

(c)      Tax Fees

------------------------------------------------------------------
                          Registrant              Adviser
------------------------------------------------------------------
June 30, 2005               $7,000                   $0
------------------------------------------------------------------
June 30, 2004               $7,000                   $0
------------------------------------------------------------------

"Tax fees" shown in the table above were for services provided by Deloitte & Touche LLP in relation to the preparation of excise filings and income tax returns for the registrant.

(d)      All Other Fees

------------------------------------------------------------------
                          Registrant              Adviser
------------------------------------------------------------------
June 30, 2005                 $0                     $0
------------------------------------------------------------------
June 30, 2004                 $0                     $0
------------------------------------------------------------------

The registrant was not billed any fees by Deloitte & Touche LLP for products and services provided by Deloitte & Touche LLP, other than the services reported above in items (a) - (c), for the fiscal years ended June 30, 2005 and June 30, 2004.

(e) Pre-Approval Policies and Procedures

      (1) Pursuant to the registrant's Audit Committee Charter ("Charter"), the Audit Committee is directly responsible for the appointment, termination, compensation, and oversight of the work of any registered public accounting firm employed by the registrant. In addition, the Charter provides that the Audit Committee is responsible for reviewing and approving in advance any and all proposals under which the independent auditor would provide "permissible non-audit services" (as defined in the Charter) to the registrant or to the investment adviser to the registrant (not including any sub-adviser whose role is primarily portfolio management and that is sub-contracted or overseen by the investment adviser to the registrant) or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant if those permissible non-audit services relate directly to the operations and financial reporting of the registrant. In determining whether to pre-approve non-audit services, the Audit Committee considers whether such services are consistent with the independent auditor's independence.

      (2)

------------------------------------------------------------------
                         Registrant             Adviser
------------------------------------------------------------------
Audit Related                n/a                  n/a
------------------------------------------------------------------
Tax Fees                    100%                  n/a
------------------------------------------------------------------
Other Fees                   n/a                  n/a
------------------------------------------------------------------

(f) Not applicable.

(g) Aggregate non-audit fees billed by registrant's accountant:

------------------------------------------------------------------
                          Registrant              Adviser
------------------------------------------------------------------
June 30, 2005                 $0                     $0
------------------------------------------------------------------
June 30, 2004                 $0                     $0
------------------------------------------------------------------

(h) The registrant's audit committee of the board of trustees has considered that the provision of non-audit services that were rendered to an entity controlling, controlled by, or under common control with the registrant's investment adviser that provides ongoing services to the registrant for the fiscal years ended June 30, 2005 and June 30, 2004, as identified above, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, are compatible with maintaining Deloitte & Touche LLP's independence.

Item 5. Audit Committee of Listed Companies.

Not applicable.

Item 6. Schedule of Investments.

The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Funds.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Funds.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11. Controls and Procedures.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of September 1, 2005, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics identified in Item 2 of Form N-CSR are filed herewith.

(a)(2) Certifications required by Item 11(b) of Form N-CSR are filed herewith.

(a)(3) Not applicable.

(b) Certification required by Rule 30a-2(b) under the Investment Company Act of 1940 are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The James Advantage Funds

By (Signature and Title)


/s/ Barry R. James
-------------------
Barry R. James
President

Date: September 1, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)


/s/ Barry R. James
------------------
Barry R. James

President

Date: September 1, 2005

By (Signature and Title)

/s/ Thomas L. Mangan
------------------
Thomas L. Mangan
Treasurer, Chief Financial Officer

Date: September 1, 2005